Wilshire 5000 Index SM Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares		Value
Communication Services - 9.6%
Alphabet, Inc. - Class A	25,397		$7,303,161
Alphabet, Inc. - Class C	22,092		6,337,311
AMC Networks, Inc. - Class A (a)	231		1,568
Angi, Inc. (a)	183		1,254
Anterix, Inc. (a)	141		5,385
AST SpaceMobile, Inc. (a)	866		71,765
AT&T, Inc.	30,880		895,211
Atlanta Braves Holdings, Inc. - Class C (a)	231		9,864
Bandwidth, Inc. - Class A (a)	117		2,085
Boston Omaha Corp. - Class A (a)	206		2,406
Cable One, Inc.	20		1,824
Cargurus, Inc. (a)	337		11,475
Charter Communications, Inc. - Class A (a)	346		74,694
Cinemark Holdings, Inc.	460		13,119
Cogent Communications Holdings, Inc.	234		4,409
Comcast Corp. - Class A	16,349		469,380
EchoStar Corp. - Class A (a)	659		77,150
Electronic Arts, Inc.	878		178,998
Fox Corp. - Class A	965		56,356
Fox Corp. - Class B	569		30,214
GCI Liberty, Inc. - Class C (a)	104		3,870
Globalstar, Inc. (a)	209		13,882
Gogo, Inc. (a)	386		1,552
Ibotta, Inc. - Class A (a)(b)	58		1,738
IDT Corp. - Class B	119		5,843
IMAX Corp. (a)	316		12,011
Iridium Communications, Inc.	332		9,210
Liberty Broadband Corp. - Class C (a)	698		35,109
Liberty Global Ltd. - Class A (a)	829		10,023
Liberty Latin America Ltd. - Class C (a)	634		5,592
Liberty Media Corp.-Liberty Formula One - Class A (a)	111		8,667
Liberty Media Corp.-Liberty Formula One - Class C (a)	995		84,595
Lionsgate Studios Corp. (a)	784		7,519
Live Nation Entertainment, Inc. (a)	705		107,520
Lumen Technologies, Inc. (a)	4,484		31,164
Madison Square Garden Entertainment Corp. (a)	192		11,311
Madison Square Garden Sports Corp. (a)	60		19,284
Magnite, Inc. (a)	754		8,957
Marcus Corp.	100		1,717
Match Group, Inc.	1,145		35,163
Meta Platforms, Inc. - Class A	9,465		5,415,210
Millicom International Cellular SA	449		33,648
Netflix, Inc. (a)	18,540		1,782,621
New York Times Co. - Class A	672		56,267
News Corp. - Class A	1,749		43,603
News Corp. - Class B	576		16,422
Newsmax, Inc. (a)	605		3,158
Nexstar Media Group, Inc.	140		25,316
Omnicom Group, Inc.	1,489		112,137
Paramount Skydance Corp.	4,764		42,971
Pinterest, Inc. - Class A (a)	2,671		48,986
PubMatic, Inc. - Class A (a)	268		2,192
QuinStreet, Inc. (a)	121		1,453
Reddit, Inc. - Class A (a)	667		89,812
ROBLOX Corp. - Class A (a)	2,715		153,560
Roku, Inc. (a)	710		67,180
Rumble, Inc. (a)	768		3,917
Scholastic Corp.	152		5,937
Shenandoah Telecommunications Co.	300		4,626
Shutterstock, Inc.	122		2,026
Sinclair, Inc.	166		2,148
Sirius XM Holdings, Inc.	914		21,095
Snap, Inc. - Class A (a)	4,422		20,341
Sphere Entertainment Co. (a)	81		9,509
Spotify Technology SA (a)	666		322,950
Stagwell, Inc. (a)	683		4,296
Starz Entertainment Corp. (a)	52		601
Take-Two Interactive Software, Inc. (a)	773		152,667
Telephone and Data Systems, Inc.	393		16,545
TKO Group Holdings, Inc.	352		70,981
T-Mobile US, Inc.	1,981		416,069
Trade Desk, Inc. - Class A (a)	2,009		45,584
Travelzoo (a)	36		213
TripAdvisor, Inc. (a)	616		6,567
Trump Media & Technology Group Corp. (a)	635		5,893
Uniti Group, Inc. (a)	667		6,256
Verizon Communications, Inc.	18,310		919,162
Versant Media Group, Inc.	653		24,174
Walt Disney Co.	7,762		748,102
Warner Bros Discovery, Inc. (a)	2,686		73,758
Warner Music Group Corp. - Class A	618		15,784
Ziff Davis, Inc. (a)	258		10,826
ZoomInfo Technologies, Inc. (a)	1,580		9,448
			26,776,367

Consumer Discretionary - 9.5%
Abercrombie & Fitch Co. - Class A (a)	248		22,660
Academy Sports & Outdoors, Inc.	357		20,153
Acushnet Holdings Corp.	166		15,518
Adient PLC (a)	490		9,903
ADT, Inc.	3,179		20,886
Advance Auto Parts, Inc.	314		16,564
Airbnb, Inc. - Class A (a)	1,912		241,447
Amazon.com, Inc. (a)	42,257		8,800,865
Amer Sports, Inc. (a)	712		23,439
American Eagle Outfitters, Inc.	873		14,579
American Public Education, Inc. (a)	80		4,550
Aptiv PLC (a)	935		64,926
Aramark	496		20,108
Arhaus, Inc.	360		2,441
Arko Corp.	521		2,897
Asbury Automotive Group, Inc. (a)	103		20,127
Autoliv, Inc.	346		36,385
AutoNation, Inc. (a)	117		22,845
AutoZone, Inc. (a)	74		249,956
Bath & Body Works, Inc.	930		17,363
Beazer Homes USA, Inc. (a)	200		3,848
Bed Bath & Beyond, Inc. (a)	240		1,114
Best Buy Co., Inc.	880		56,496
Birkenstock Holding PLC (a)	279		9,997
BJ's Restaurants, Inc. (a)	68		2,387
Bloomin' Brands, Inc.	357		1,928
Booking Holdings, Inc.	139		585,234
Boot Barn Holdings, Inc. (a)	154		22,539
BorgWarner, Inc.	889		48,237
Bright Horizons Family Solutions, Inc. (a)	247		20,286
Brinker International, Inc. (a)	217		30,981
Brunswick Corp.	249		18,117
Build-A-Bear Workshop, Inc.	81		3,033
Burlington Stores, Inc. (a)	272		88,503
Caesars Entertainment, Inc. (a)	1,039		27,461
Caleres, Inc.	186		1,960
Callaway Golf Co. (a)	650		9,022
Camping World Holdings, Inc. - Class A	203		1,386
Capri Holdings Ltd. (a)	550		9,691
CarMax, Inc. (a)	717		29,813
Carnival Corp.	4,899		126,786
Carter's, Inc.	172		6,151
Carvana Co. (a)	558		175,424
Cava Group, Inc. (a)	467		37,780
Cavco Industries, Inc. (a)	32		15,497
Century Communities, Inc.	128		7,345
Champion Homes, Inc. (a)	216		16,064
Cheesecake Factory, Inc.	194		10,622
Chewy, Inc. - Class A (a)	900		24,300
Chipotle Mexican Grill, Inc. (a)	6,044		193,468
Churchill Downs, Inc.	332		29,824
Coupang, Inc. (a)	6,023		113,714
Covista, Inc. (a)	183		21,091
Cracker Barrel Old Country Store, Inc.	93		2,614
Crocs, Inc. (a)	270		22,415
Dana, Inc.	415		13,965
Darden Restaurants, Inc.	537		105,273
Dauch Corp. (a)	626		3,712
Dave & Buster's Entertainment, Inc. (a)	222		2,404
Deckers Outdoor Corp. (a)	672		67,260
Dick's Sporting Goods, Inc.	245		48,581
Dillard's, Inc. - Class A	38		21,740
Dine Brands Global, Inc.	78		2,047
Domino's Pizza, Inc.	144		51,666
DoorDash, Inc. - Class A (a)	1,567		235,285
Dorman Products, Inc. (a)	131		13,671
DR Horton, Inc.	1,196		164,115
DraftKings, Inc. - Class A (a)	2,285		49,402
Dream Finders Homes, Inc. - Class A (a)	193		2,687
Duolingo, Inc. (a)	181		17,841
Dutch Bros, Inc. - Class A (a)	521		26,394
eBay, Inc.	2,040		185,681
Escalade, Inc.	163		2,799
Ethan Allen Interiors, Inc.	52		1,158
Etsy, Inc. (a)	466		23,291
Expedia Group, Inc.	531		122,603
Figs, Inc. - Class A (a)	673		9,940
First Watch Restaurant Group, Inc. (a)	195		2,044
Five Below, Inc. (a)	231		52,779
Floor & Decor Holdings, Inc. - Class A (a)	522		26,518
Flutter Entertainment PLC (a)	792		80,744
Ford Motor Co.	17,526		202,250
Frontdoor, Inc. (a)	358		18,924
GameStop Corp. - Class A (a)	1,940		44,698
Gap, Inc.	1,034		25,023
Garmin Ltd.	742		172,151
General Motors Co.	4,263		317,593
Gentherm, Inc. (a)	127		3,528
Genuine Parts Co.	585		61,864
Global Business Travel Group I (a)	904		5,044
Gold.com, Inc.	160		6,413
Goodyear Tire & Rubber Co. (a)	978		6,484
Graham Holdings Co. - Class B	12		12,687
Grand Canyon Education, Inc. (a)	139		23,634
Green Brick Partners, Inc. (a)	172		11,085
Group 1 Automotive, Inc.	54		17,854
H&R Block, Inc.	643		20,409
Harley-Davidson, Inc.	651		13,163
Hasbro, Inc.	576		53,914
Helen of Troy Ltd. (a)	127		1,831
Hilton Grand Vacations, Inc. (a)	346		13,536
Hilton Worldwide Holdings, Inc.	1,016		308,945
Home Depot, Inc.	4,340		1,427,383
Hovnanian Enterprises, Inc. - Class A (a)	25		2,773
Hyatt Hotels Corp. - Class A	162		23,294
Installed Building Products, Inc.	96		25,454
Jack in the Box, Inc.	88		851
KB Home	251		12,989
Kohl's Corp.	555		7,159
Kontoor Brands, Inc.	268		18,838
Kura Sushi USA, Inc. - Class A (a)	3		209
Las Vegas Sands Corp.	1,384		74,570
Laureate Education, Inc. (a)	494		17,211
LCI Industries	109		13,405
Lear Corp.	261		31,602
Leggett & Platt, Inc.	706		6,975
Lennar Corp. - Class A	967		83,974
Lennar Corp. - Class B	62		5,215
LGI Homes, Inc. (a)	109		4,309
Liberty Live Holdings, Inc. - Class A (a)	95		8,706
Liberty Live Holdings, Inc. - Class C (a)	238		22,398
Life Time Group Holdings, Inc. (a)	614		16,541
Lithia Motors, Inc.	121		30,216
LKQ Corp.	1,198		35,185
Lowe's Cos., Inc.	2,390		564,709
Lucid Group, Inc. (a)(b)	549		5,232
Lululemon Athletica, Inc. (a)	462		70,732
Macy's, Inc.	1,219		22,052
Malibu Boats, Inc. - Class A (a)	86		2,229
MarineMax, Inc. (a)	165		4,465
Marriott International, Inc. - Class A	988		323,145
Marriott Vacations Worldwide Corp.	155		10,094
Mattel, Inc. (a)	1,298		18,860
Matthews International Corp. - Class A	100		2,582
McDonald's Corp.	3,077		956,301
Meritage Homes Corp.	342		21,149
MGM Resorts International (a)	849		31,421
Mohawk Industries, Inc. (a)	203		19,987
Monro, Inc.	167		2,679
Murphy USA, Inc.	83		41,000
National Vision Holdings, Inc. (a)	396		10,256
Newell Brands, Inc.	2,053		7,042
NIKE, Inc. - Class B	5,200		274,664
Norwegian Cruise Line Holdings Ltd. (a)	2,074		38,784
NVR, Inc. (a)	12		79,078
Ollie's Bargain Outlet Holdings, Inc. (a)	289		26,600
On Holding AG - Class A (a)	1,050		35,721
OneSpaWorld Holdings Ltd.	470		10,786
O'Reilly Automotive, Inc. (a)	3,641		336,101
Oxford Industries, Inc.	60		2,311
Papa John's International, Inc.	173		5,607
Patrick Industries, Inc.	112		12,440
Peloton Interactive, Inc. - Class A (a)	1,568		6,727
Penn Entertainment, Inc. (a)	842		12,655
Planet Fitness, Inc. - Class A (a)	374		27,818
Polaris, Inc.	291		15,859
Pool Corp.	57		11,533
Portillo's, Inc. - Class A (a)	238		1,259
PulteGroup, Inc.	867		101,968
Pursuit Attractions and Hospitality, Inc. (a)	100		3,663
PVH Corp.	228		15,905
QuantumScape Corp. (a)	2,099		13,392
Ralph Lauren Corp.	172		59,166
RCI Hospitality Holdings, Inc.	72		1,642
RealReal, Inc. (a)	181		1,643
Revolve Group, Inc. (a)	216		4,884
RH (a)	69		9,648
Rivian Automotive, Inc. - Class A (a)	3,292		49,545
Ross Stores, Inc.	1,445		313,030
Royal Caribbean Cruises Ltd.	1,087		299,121
Rush Street Interactive, Inc. (a)	500		10,875
Sally Beauty Holdings, Inc. (a)	237		3,282
Serve Robotics, Inc. (a)(b)	233		1,967
Service Corp. International	647		53,384
Shake Shack, Inc. - Class A (a)	200		17,694
SharkNinja, Inc. (a)	340		36,006
SHARPLINK INC (a)	943		6,082
Signet Jewelers Ltd.	145		12,273
Six Flags Entertainment Corp. (a)	189		3,355
Sleep Number Corp. (a)	90		162
Somnigroup International, Inc.	887		65,567
Sonic Automotive, Inc. - Class A	30		2,057
Sonos, Inc. (a)	508		6,807
Standard Motor Products, Inc.	43		1,494
Starbucks Corp.	5,068		454,042
Steven Madden Ltd.	349		11,838
Stride, Inc. (a)	186		16,400
Sturm Ruger & Co., Inc.	93		3,728
Sweetgreen, Inc. - Class A (a)	430		2,232
Tapestry, Inc.	941		132,785
Taylor Morrison Home Corp. (a)	420		24,461
Tesla, Inc. (a)	10,441		3,881,442
Texas Roadhouse, Inc.	288		47,560
Thor Industries, Inc.	240		19,174
ThredUp, Inc. - Class A (a)	510		1,673
TJX Cos., Inc.	4,774		762,408
Toll Brothers, Inc.	438		59,774
TopBuild Corp. (a)	124		43,561
Tractor Supply Co.	2,355		106,681
Travel + Leisure Co.	237		16,398
Tri Pointe Homes, Inc. (a)	300		14,019
Udemy, Inc. (a)	372		1,719
Ulta Beauty, Inc. (a)	198		103,497
Under Armour, Inc. - Class A (a)	706		4,172
Under Armour, Inc. - Class C (a)	595		3,445
United Parks & Resorts, Inc. (a)	216		7,055
Universal Technical Institute, Inc. (a)	300		10,830
Upbound Group, Inc.	194		3,502
Urban Outfitters, Inc. (a)	277		17,548
Vail Resorts, Inc. (b)	152		19,505
Valvoline, Inc. (a)	470		15,830
VF Corp.	1,509		25,638
Victoria's Secret & Co. (a)	336		15,577
Viking Holdings Ltd. (a)	1,065		78,256
Visteon Corp.	149		13,575
Warby Parker, Inc. - Class A (a)	541		11,399
Wayfair, Inc. - Class A (a)	416		31,287
Wendy's Co. (b)	881		6,123
Whirlpool Corp. (b)	272		14,666
Williams-Sonoma, Inc.	515		93,900
Wingstop, Inc.	112		17,357
Winnebago Industries, Inc.	175		5,423
Wolverine World Wide, Inc.	267		4,357
Wyndham Hotels & Resorts, Inc.	368		29,893
Wynn Resorts Ltd.	384		38,995
XPEL, Inc. (a)	88		3,895
YETI Holdings, Inc. (a)	295		10,794
Yum! Brands, Inc.	1,252		194,661
			26,434,192

Consumer Staples - 5.1%
Albertsons Cos., Inc. - Class A	1,719		29,292
Altria Group, Inc.	6,958		459,158
Andersons, Inc.	195		13,997
Archer-Daniels-Midland Co.	2,082		151,341
B&G Foods, Inc. (b)	250		1,202
BellRing Brands, Inc. (a)	34		547
BJ's Wholesale Club Holdings, Inc. (a)	570		56,099
Boston Beer Co., Inc. - Class A (a)	50		11,520
Brown-Forman Corp. - Class B	1,327		35,086
Bunge Global SA	664		84,461
Cal-Maine Foods, Inc.	201		15,909
Campbell's Co.	1,026		22,849
Casey's General Stores, Inc.	172		125,192
Celsius Holdings, Inc. (a)	641		22,743
Central Garden & Pet Co. - Class A (a)	206		6,678
Chefs' Warehouse, Inc. (a)	129		7,669
Church & Dwight Co., Inc.	1,077		100,506
Clorox Co.	570		59,069
Coca-Cola Co.	18,600		1,414,530
Coca-Cola Consolidated, Inc.	393		75,354
Colgate-Palmolive Co.	3,571		304,356
Conagra Brands, Inc.	1,944		30,560
Constellation Brands, Inc. - Class A	682		102,300
Costco Wholesale Corp.	1,938		1,931,081
Darling Ingredients, Inc. (a)	753		46,573
Dole PLC	419		5,987
Dollar General Corp.	1,020		121,105
Dollar Tree, Inc. (a)	933		102,173
elf Beauty, Inc. (a)	257		15,577
Energizer Holdings, Inc.	355		5,829
Estee Lauder Cos., Inc. - Class A	1,031		73,995
Freshpet, Inc. (a)	222		13,089
General Mills, Inc.	2,459		91,524
Grocery Outlet Holding Corp. (a)	407		2,869
Herbalife Ltd. (a)	328		4,828
Hershey Co.	537		111,637
Hormel Foods Corp.	1,413		32,004
Ingles Markets, Inc. - Class A	56		5,034
Ingredion, Inc.	309		34,812
J M Smucker Co.	349		33,658
JBS NV - Class A (a)	12,449		223,584
John B Sanfilippo & Son, Inc.	24		1,904
Kenvue, Inc.	8,716		150,264
Keurig Dr Pepper, Inc.	5,883		154,899
Kimberly-Clark Corp.	1,232		118,851
Kraft Heinz Co.	5,269		118,500
Kroger Co.	2,981		215,705
Lamb Weston Holdings, Inc.	617		26,074
Maplebear, Inc. (a)	880		32,965
Marzetti Co.	91		12,588
McCormick & Co., Inc.	1,106		55,787
Medifast, Inc. (a)	73		744
Mission Produce, Inc. (a)	336		4,623
Molson Coors Beverage Co. - Class B	95		4,091
Mondelez International, Inc. - Class A	5,732		330,392
Monster Beverage Corp. (a)	3,036		219,989
National Beverage Corp. (a)	92		3,096
Nu Skin Enterprises, Inc. - Class A	325		2,366
PepsiCo, Inc.	5,888		914,347
Performance Food Group Co. (a)	692		59,277
Philip Morris International, Inc.	6,796		1,123,651
Post Holdings, Inc. (a)	224		22,145
PriceSmart, Inc.	115		17,307
Primo Brands Corp.	277		5,216
Procter & Gamble Co.	10,280		1,484,843
Seaboard Corp.	1		5,654
Sprouts Farmers Market, Inc. (a)	460		35,480
SunOpta, Inc. (a)	148		959
Sysco Corp.	2,168		154,643
Target Corp.	2,014		244,097
Tootsie Roll Industries, Inc.	27		1,151
Turning Point Brands, Inc.	45		3,906
Tyson Foods, Inc. - Class A	1,297		83,099
United Natural Foods, Inc. (a)	297		13,383
US Foods Holding Corp. (a)	963		88,798
USANA Health Sciences, Inc. (a)	87		1,520
Utz Brands, Inc.	259		2,051
Vita Coco Co., Inc. (a)	205		9,822
Walmart, Inc.	19,191		2,385,057
WD-40 Co.	72		14,684
			14,109,705

Energy - 4.3%
Antero Midstream Corp.	1,528		34,838
Antero Resources Corp. (a)	1,200		50,928
APA Corp.	1,481		62,854
Archrock, Inc.	646		22,481
Ardmore Shipping Corp.	262		3,995
Atlas Energy Solutions, Inc.	280		3,674
Baker Hughes Co.	4,453		271,856
Borr Drilling Ltd.	1,875		10,819
Bristow Group, Inc.	100		4,689
Cactus, Inc. - Class A	322		15,253
California Resources Corp.	314		21,735
Centrus Energy Corp. - Class A (a)	69		11,978
Cheniere Energy, Inc.	972		275,815
Chevron Corp.	9,085		1,879,687
Chord Energy Corp.	256		36,398
CNX Resources Corp. (a)	617		23,785
Comstock Resources, Inc. (a)	349		7,357
ConocoPhillips	5,586		737,352
Core Laboratories, Inc.	251		4,214
Core Natural Resources, Inc.	366		38,331
Coterra Energy, Inc.	3,226		113,362
Crescent Energy Co. - Class A	1,062		14,337
Delek US Holdings, Inc.	301		13,566
Devon Energy Corp.	2,699		135,814
DHT Holdings, Inc.	648		11,839
Diamondback Energy, Inc.	791		156,452
Dorian LPG Ltd.	219		7,490
DT Midstream, Inc.	440		59,255
Energy Fuels, Inc./Canada (a)(b)	1,129		20,604
EOG Resources, Inc.	2,408		348,124
EQT Corp.	2,790		177,556
Excelerate Energy, Inc. - Class A	203		6,784
Expand Energy Corp.	1,051		115,379
Expro Group Holdings NV (a)	554		9,645
Exxon Mobil Corp.	18,559		3,148,720
Golar LNG Ltd.	420		22,726
Green Plains, Inc. (a)	300		4,935
Gulfport Energy Corp. (a)	95		20,099
Halliburton Co.	3,834		149,488
Helix Energy Solutions Group, Inc. (a)	525		5,192
Helmerich & Payne, Inc.	437		15,745
HF Sinclair Corp.	802		50,037
Innovex International, Inc. (a)	145		3,536
International Seaways, Inc.	208		15,159
Kinder Morgan, Inc.	8,668		290,638
Kinetik Holdings, Inc.	131		6,342
Kodiak Gas Services, Inc.	155		9,040
Liberty Energy, Inc.	843		24,278
Magnolia Oil & Gas Corp. - Class A	901		28,445
Marathon Petroleum Corp.	1,362		332,573
Matador Resources Co.	583		36,834
Murphy Oil Corp.	517		21,326
Nabors Industries Ltd. (a)	48		4,131
National Energy Services Reunited Corp. (a)	341		7,321
NextDecade Corp. (a)	760		5,822
Noble Corp. PLC	596		29,246
Northern Oil & Gas, Inc. (b)	500		14,615
NOV, Inc.	1,571		29,550
Occidental Petroleum Corp.	4,458		289,770
Oceaneering International, Inc. (a)	527		18,693
ONEOK, Inc.	2,765		249,928
Ovintiv, Inc.	1,081		64,168
Par Pacific Holdings, Inc. (a)	159		9,960
Patterson-UTI Energy, Inc.	1,757		19,028
PBF Energy, Inc. - Class A	284		13,524
Peabody Energy Corp.	493		16,244
Permian Resources Corp.	3,828		81,613
Phillips 66	1,800		327,924
ProPetro Holding Corp. (a)	504		7,263
Range Resources Corp.	282		12,741
REX American Resources Corp. (a)	228		10,390
Sable Offshore Corp. (a)	309		5,105
Seadrill Ltd. (a)	285		12,967
Select Water Solutions, Inc.	615		9,409
SFL Corp. Ltd.	575		6,204
SLB Ltd.	7,130		366,411
SM Energy Co.	1,192		37,167
Solaris Energy Infrastructure, Inc. - Class A	218		12,319
Talos Energy, Inc. (a)	634		9,992
Targa Resources Corp.	941		235,937
TechnipFMC PLC	1,764		121,945
Teekay Tankers Ltd.	99		7,259
TETRA Technologies, Inc. (a)	133		1,133
Texas Pacific Land Corp.	321		152,334
Tidewater, Inc. (a)	230		19,216
Transocean Ltd. (a)	3,693		24,485
Uranium Energy Corp. (a)	1,873		25,285
Valaris Ltd. (a)	351		34,412
Valero Energy Corp.	1,367		337,758
Viper Energy, Inc. - Class A	713		33,504
Vitesse Energy, Inc.	10		182
Weatherford International PLC	360		34,049
Williams Cos., Inc.	5,117		372,415
World Kinect Corp.	203		4,683
			11,969,461

Financials - 12.9%
1st Source Corp.	103		7,129
Acadian Asset Management, Inc.	92		5,007
Affiliated Managers Group, Inc.	120		33,204
Affirm Holdings, Inc. (a)	1,221		55,946
Aflac, Inc.	2,185		239,716
Allstate Corp.	1,191		246,942
Ally Financial, Inc.	1,320		51,784
Amalgamated Financial Corp.	744		28,919
Amerant Bancorp, Inc.	194		4,276
American Express Co.	3,043		920,447
American Financial Group, Inc.	335		42,783
American International Group, Inc.	2,510		188,878
Ameriprise Financial, Inc.	366		162,650
Ameris Bancorp	300		23,397
Aon PLC - Class A	949		306,318
Apollo Global Management, Inc.	1,795		199,999
Arch Capital Group Ltd. (a)	1,669		160,207
Ares Management Corp. - Class A	921		100,481
Arthur J Gallagher & Co.	1,152		249,500
Artisan Partners Asset Management, Inc. - Class A	337		12,263
Associated Banc-Corp.	670		17,326
Assurant, Inc.	223		48,572
Atlantic Union Bankshares Corp.	590		21,087
Atlanticus Holdings Corp. (a)	33		1,732
Axis Capital Holdings Ltd.	303		30,727
Axos Financial, Inc. (a)	270		22,974
Baldwin Insurance Group, Inc. - Class A (a)	317		6,955
Banc of California, Inc.	409		7,190
BancFirst Corp.	115		12,478
Bancorp, Inc. (a)	195		10,477
Bank First Corp.	22		2,971
Bank of America Corp.	32,336		1,576,380
Bank of Hawaii Corp.	217		16,112
Bank of New York Mellon Corp.	2,949		349,840
Bank OZK	548		25,148
BankUnited, Inc.	414		18,696
Bar Harbor Bankshares	1,095		35,533
Beacon Financial Corp.	189		5,670
Berkshire Hathaway, Inc. - Class A (a)	1		718,140
Berkshire Hathaway, Inc. - Class B (a)	5,882		2,818,654
BGC Group, Inc. - Class A	1,563		15,286
Blackrock, Inc.	620		596,260
Blackstone, Inc.	3,307		380,272
Block, Inc. (a)	2,398		144,312
Blue Owl Capital, Inc. - Class A (b)	3,044		27,792
BOK Financial Corp.	119		15,239
Bowhead Specialty Holdings, Inc. (a)	166		3,723
Bread Financial Holdings, Inc.	186		13,930
Brighthouse Financial, Inc. (a)	294		17,605
Brown & Brown, Inc.	1,207		78,708
Burford Capital Ltd.	1,096		4,954
Burke & Herbert Financial Services Corp.	571		35,568
Business First Bancshares, Inc.	30		811
Byline Bancorp, Inc.	146		4,609
Camden National Corp.	115		5,457
Capital One Financial Corp.	2,745		500,770
Capitol Federal Financial, Inc.	420		2,995
Carlyle Group, Inc.	1,120		54,197
Cass Information Systems, Inc.	101		4,446
Cathay General Bancorp	343		17,102
Cboe Global Markets, Inc.	478		134,351
Charles Schwab Corp.	7,405		695,922
Chubb Ltd.	1,694		552,125
Cincinnati Financial Corp.	642		101,019
Citigroup, Inc.	7,981		905,125
Citizens Financial Group, Inc.	1,872		112,264
CME Group, Inc.	1,533		452,772
CNA Financial Corp.	685		31,455
CNO Financial Group, Inc.	421		17,286
Coastal Financial Corp. (a)	80		6,088
Coinbase Global, Inc. - Class A (a)	935		163,260
Columbia Banking System, Inc.	852		23,370
Commerce Bancshares, Inc.	665		32,718
Community Trust Bancorp, Inc.	110		6,679
Compass Diversified Holdings	337		2,649
ConnectOne Bancorp, Inc.	180		4,819
Corebridge Financial, Inc.	1,776		42,375
Corpay, Inc. (a)	317		92,244
Crawford & Co. - Class A	75		748
Credit Acceptance Corp. (a)	26		11,010
Cullen/Frost Bankers, Inc.	243		33,310
Customers Bancorp, Inc. (a)	121		8,399
CVB Financial Corp.	396		7,678
Dave, Inc. (a)	38		6,615
Diamond Hill Investment Group, Inc.	13		2,237
DigitalBridge Group, Inc.	763		11,765
Dime Community Bancshares, Inc.	140		4,735
Donnelley Financial Solutions, Inc. (a)	159		7,495
Eagle Bancorp, Inc.	194		4,825
East West Bancorp, Inc.	615		65,657
Eastern Bankshares, Inc.	964		18,856
Employers Holdings, Inc.	179		7,364
Encore Capital Group, Inc. (a)	154		10,798
Enova International, Inc. (a)	81		11,002
Enterprise Financial Services Corp.	202		10,930
Equitable Holdings, Inc.	1,351		50,136
Erie Indemnity Co. - Class A	124		31,162
Essent Group Ltd.	452		26,415
Euronet Worldwide, Inc. (a)	215		14,270
Evercore, Inc. - Class A	156		46,568
Everest Group Ltd.	196		64,063
EZCORP, Inc. - Class A (a)	424		10,761
FactSet Research Systems, Inc.	169		36,671
Farmers & Merchants Bancorp, Inc./Archbold OH	135		3,465
Farmers National Banc Corp.	315		4,145
FB Financial Corp.	189		9,817
Federal Agricultural Mortgage Corp. - Class C	49		7,269
Federated Hermes, Inc.	349		19,792
Fidelity National Financial, Inc.	1,158		53,708
Fidelity National Information Services, Inc.	2,371		111,224
Fifth Third Bancorp	3,986		185,190
Figure Technology Solutions, Inc. - Class A (a)	121		4,108
First American Financial Corp.	423		25,503
First BanCorp/Puerto Rico	663		14,162
First Bancorp/Southern Pines NC	156		8,791
First Busey Corp.	380		9,596
First Business Financial Services, Inc.	557		30,039
First Citizens BancShares, Inc. - Class A	39		73,502
First Commonwealth Financial Corp.	429		7,542
First Community Bankshares, Inc.	51		2,118
First Financial Bankshares, Inc.	730		21,499
First Financial Corp.	100		6,320
First Foundation, Inc. (a)	478		2,820
First Hawaiian, Inc.	541		13,330
First Horizon Corp.	2,151		48,957
First Interstate BancSystem, Inc. - Class A	446		14,896
First Merchants Corp.	303		11,735
First Mid Bancshares, Inc.	165		6,796
FirstCash Holdings, Inc.	171		32,148
Fiserv, Inc. (a)	2,451		136,766
Flagstar Bank NA	1,363		17,951
Flushing Financial Corp.	249		3,825
Flywire Corp. (a)	607		7,065
FNB Corp.	1,461		24,428
Franklin Resources, Inc.	1,111		26,242
Freedom Holding Corp./NV (a)	83		12,025
Fulton Financial Corp.	889		18,082
Genworth Financial, Inc. - Class A (a)	2,084		16,922
German American Bancorp, Inc.	70		2,925
Glacier Bancorp, Inc.	550		24,569
Global Payments, Inc.	1,124		75,645
Globe Life, Inc.	351		48,849
Goldman Sachs Group, Inc.	1,317		1,114,169
Goosehead Insurance, Inc. - Class A (a)	134		5,716
Great Southern Bancorp, Inc.	481		30,366
Green Dot Corp. - Class A (a)	15		168
Hamilton Insurance Group Ltd. - Class B	348		10,381
Hamilton Lane, Inc. - Class A	109		10,835
Hancock Whitney Corp.	401		25,500
Hanmi Financial Corp.	200		5,272
Hanover Insurance Group, Inc.	16		2,774
Hartford Insurance Group, Inc.	1,273		172,148
HBT Financial, Inc.	1,346		35,965
HCI Group, Inc.	47		7,267
Heritage Commerce Corp.	466		5,816
Heritage Financial Corp.	184		4,784
Home Bancorp, Inc.	537		32,531
Hope Bancorp, Inc.	702		7,841
Horace Mann Educators Corp.	249		10,627
Horizon Bancorp, Inc.	262		4,341
Houlihan Lokey, Inc.	40		5,745
Huntington Bancshares, Inc.	9,144		143,104
Independent Bank Corp.	244		18,351
Independent Bank Corp.	171		5,694
Interactive Brokers Group, Inc. - Class A	2,000		134,140
Intercontinental Exchange, Inc.	2,409		378,888
International Money Express, Inc. (a)	206		3,255
Invesco Ltd.	680		16,517
Jack Henry & Associates, Inc.	309		48,834
Jackson Financial, Inc. - Class A	302		31,927
Jefferies Financial Group, Inc.	682		28,146
JPMorgan Chase & Co.	12,007		3,531,979
Kearny Financial Corp.	459		3,465
Kemper Corp.	300		9,168
KeyCorp	4,882		97,884
Kinsale Capital Group, Inc.	105		35,874
KKR & Co., Inc.	3,109		287,582
Lakeland Financial Corp.	98		5,623
Lazard, Inc.	411		17,459
LCNB Corp.	645		10,056
Lemonade, Inc. (a)	302		18,929
LendingClub Corp. (a)	494		7,074
LendingTree, Inc. (a)	63		2,701
Lincoln National Corp.	836		29,678
Live Oak Bancshares, Inc.	223		7,375
Loews Corp.	795		84,858
LPL Financial Holdings, Inc.	361		108,600
M&T Bank Corp.	690		142,637
Markel Group, Inc. (a)	56		107,188
MarketAxess Holdings, Inc.	182		30,026
Marsh & McLennan Cos., Inc.	2,232		387,140
Mastercard, Inc. - Class A	3,570		1,783,786
Mechanics Bancorp - Class A	165		2,434
Mercantile Bank Corp.	108		5,454
Merchants Bancorp	103		4,420
Mercury General Corp.	82		7,228
MetLife, Inc.	2,516		177,932
Metropolitan Bank Holding Corp.	75		6,247
MGIC Investment Corp.	926		24,308
Midland States Bancorp, Inc.	35		781
Moelis & Co. - Class A	332		18,924
Moody's Corp.	792		345,510
Morgan Stanley	5,324		876,171
Morningstar, Inc.	158		26,710
MSCI, Inc.	290		156,313
Nasdaq, Inc.	2,064		175,213
National Bank Holdings Corp. - Class A	156		6,109
Navient Corp.	669		5,472
NBT Bancorp, Inc.	200		8,516
NCR Atleos Corp. (a)	320		13,946
Nelnet, Inc. - Class A	73		9,414
NerdWallet, Inc. - Class A (a)	275		2,855
Nicolet Bankshares, Inc.	38		5,648
Northeast Bank	38		4,270
Northern Trust Corp.	670		93,512
Northwest Bancshares, Inc.	517		6,561
NU Holdings Ltd. - Class A (a)	15,324		220,206
OceanFirst Financial Corp.	100		1,804
Octave Specialty Group, Inc. (a)	148		688
Old National Bancorp	1,596		35,272
Old Republic International Corp.	388		15,481
Old Second Bancorp, Inc.	369		7,439
OneMain Holdings, Inc.	488		26,103
Origin Bancorp, Inc.	124		5,141
Orrstown Financial Services, Inc.	1,109		40,013
Oscar Health, Inc. - Class A (a)	742		8,511
Palomar Holdings, Inc. (a)	121		14,459
Park National Corp.	87		14,220
Parke Bancorp, Inc.	40		1,136
Pathward Financial, Inc.	106		9,458
Patria Investments Ltd. - Class A	274		3,452
Paymentus Holdings, Inc. - Class A (a)	141		3,581
Payoneer Global, Inc. (a)	1,300		6,279
PayPal Holdings, Inc.	4,337		196,163
PCB Bancorp	137		3,081
PennyMac Financial Services, Inc.	250		21,850
Peoples Bancorp of North Carolina, Inc.	762		29,840
Peoples Bancorp, Inc.	167		5,489
Perella Weinberg Partners	238		4,322
Pinnacle Financial Partners, Inc.	660		56,852
Piper Sandler Cos.	340		26,027
PJT Partners, Inc. - Class A	86		12,016
PNC Financial Services Group, Inc.	1,660		345,429
Popular, Inc.	293		39,312
PRA Group, Inc. (a)	117		2,048
Primerica, Inc.	143		35,819
Principal Financial Group, Inc.	1,037		93,444
PROG Holdings, Inc.	248		7,115
Progressive Corp.	2,511		497,781
Prosperity Bancshares, Inc.	364		24,454
Provident Financial Services, Inc.	449		9,501
Prudential Financial, Inc.	1,573		153,666
QCR Holdings, Inc.	47		4,016
Radian Group, Inc.	524		17,334
Raymond James Financial, Inc.	790		114,384
Regions Financial Corp.	3,886		101,502
Reinsurance Group of America, Inc.	294		60,023
Remitly Global, Inc. (a)	643		10,076
RenaissanceRe Holdings Ltd.	200		59,446
Robinhood Markets, Inc. - Class A (a)	3,348		232,016
Rocket Cos., Inc. - Class A (a)	4,373		62,315
Root, Inc./OH (a)	49		2,164
Ryan Specialty Holdings, Inc.	502		16,937
S&P Global, Inc.	1,348		573,358
S&T Bancorp, Inc.	187		7,822
Seacoast Banking Corp. of Florida	500		15,145
SEI Investments Co.	46		3,610
Selective Insurance Group, Inc.	300		22,617
ServisFirst Bancshares, Inc.	248		18,062
Sezzle, Inc. (a)	106		6,709
Shift4 Payments, Inc. - Class A (a)(b)	339		14,824
Sierra Bancorp	926		31,410
Simmons First National Corp. - Class A	687		13,362
SiriusPoint Ltd. (a)	408		8,788
Skyward Specialty Insurance Group, Inc. (a)	210		9,173
Slide Insurance Holdings, Inc. (a)	488		8,784
SLM Corp.	834		17,856
SoFi Technologies, Inc. (a)	5,331		84,656
SouthState Bank Corp.	489		45,242
State Street Corp.	1,047		132,508
Stellar Bancorp, Inc.	125		4,576
StepStone Group, Inc. - Class A	321		15,318
Stewart Information Services Corp.	107		6,589
Stifel Financial Corp.	668		49,342
Stock Yards Bancorp, Inc.	90		5,966
StoneCo Ltd. - Class A (a)	1,197		16,902
StoneX Group, Inc. (a)	317		25,526
Synchrony Financial	1,697		115,430
T Rowe Price Group, Inc.	639		57,599
Texas Capital Bancshares, Inc. (a)	203		19,261
Timberland Bancorp, Inc./WA	746		29,415
Toast, Inc. - Class A (a)	2,164		57,368
Tompkins Financial Corp.	39		3,075
Towne Bank	374		12,593
TPG, Inc.	602		24,387
Tradeweb Markets, Inc. - Class A	507		59,654
Travelers Cos., Inc.	1,019		297,222
TriCo Bancshares	59		2,805
Triumph Financial, Inc. (a)	132		7,875
Truist Financial Corp.	6,214		285,658
Trupanion, Inc. (a)	112		2,868
TrustCo Bank Corp. NY	153		6,698
Trustmark Corp.	270		11,378
UMB Financial Corp.	347		39,138
United Bankshares, Inc.	707		29,284
United Community Banks, Inc.	615		19,366
United Fire Group, Inc.	166		6,152
Univest Financial Corp.	201		6,886
Unum Group	732		53,458
Upstart Holdings, Inc. (a)	371		9,516
US Bancorp	7,057		367,035
UWM Holdings Corp.	603		2,183
Valley National Bancorp	2,390		29,349
Victory Capital Holdings, Inc. - Class A	193		12,638
Virtus Investment Partners, Inc.	38		5,105
Visa, Inc. - Class A	7,403		2,237,483
Voya Financial, Inc.	464		31,700
W R Berkley Corp.	1,311		86,893
WaFd, Inc.	460		14,444
Walker & Dunlop, Inc.	152		6,746
Washington Trust Bancorp, Inc.	100		3,346
Waterstone Financial, Inc.	388		6,996
Webster Financial Corp.	720		49,982
Webull Corp. (a)	768		3,686
Wells Fargo & Co.	14,071		1,120,192
WesBanco, Inc.	443		15,279
Western Alliance Bancorp	491		34,787
Western Union Co.	1,755		15,321
WEX, Inc. (a)	168		25,711
White Mountains Insurance Group Ltd.	12		26,364
Willis Towers Watson PLC	437		127,036
Wintrust Financial Corp.	319		44,322
WisdomTree, Inc.	353		5,140
World Acceptance Corp. (a)	17		2,296
WSFS Financial Corp.	274		17,936
Zions Bancorp NA	602		34,687
			36,007,986

Health Care - 10.0%
10X Genomics, Inc. - Class A (a)	700		14,861
Abbott Laboratories	7,479		767,869
AbbVie, Inc.	7,682		1,670,758
Acadia Healthcare Co., Inc. (a)	477		11,157
ACADIA Pharmaceuticals, Inc. (a)	903		20,101
AdaptHealth Corp. (a)	397		4,724
Adaptive Biotechnologies Corp. (a)	474		6,579
Addus HomeCare Corp. (a)	70		6,556
ADMA Biologics, Inc. (a)	1,139		10,262
Agilent Technologies, Inc.	1,185		135,066
Agios Pharmaceuticals, Inc. (a)	300		10,149
Align Technology, Inc. (a)	287		49,200
Alignment Healthcare, Inc. (a)	664		11,700
Alkermes PLC (a)	655		23,161
Alnylam Pharmaceuticals, Inc. (a)	570		188,596
Alphatec Holdings, Inc. (a)	518		5,636
Amgen, Inc.	2,356		828,959
Amicus Therapeutics, Inc. (a)	1,252		18,104
AMN Healthcare Services, Inc. (a)	188		3,448
Amneal Pharmaceuticals, Inc. (a)	772		9,596
Amphastar Pharmaceuticals, Inc. (a)	217		4,251
Amylyx Pharmaceuticals, Inc. (a)	325		4,518
AnaptysBio, Inc. (a)	182		10,094
Anavex Life Sciences Corp. (a)	627		1,925
AngioDynamics, Inc. (a)	231		2,626
ANI Pharmaceuticals, Inc. (a)	90		6,921
Anika Therapeutics, Inc. (a)	100		1,450
Apellis Pharmaceuticals, Inc. (a)	490		19,713
Apogee Therapeutics, Inc. (a)	136		11,447
Arcellx, Inc. (a)	176		20,208
Arcturus Therapeutics Holdings, Inc. (a)	257		1,984
Arcus Biosciences, Inc. (a)	347		7,495
Arcutis Biotherapeutics, Inc. (a)	400		9,424
Ardelyx, Inc. (a)	927		5,553
Arrowhead Pharmaceuticals, Inc. (a)	563		35,300
ARS Pharmaceuticals, Inc. (a)	147		1,180
Artivion, Inc. (a)	127		4,651
Arvinas, Inc. (a)	300		3,180
Astrana Health, Inc. (a)	202		4,953
AtriCure, Inc. (a)	208		5,934
Aurinia Pharmaceuticals, Inc. (a)	644		9,544
Avantor, Inc. (a)	2,876		22,548
Axogen, Inc. (a)	166		5,500
Axsome Therapeutics, Inc. (a)	169		28,564
Azenta, Inc. (a)	282		5,959
Baxter International, Inc.	2,375		39,900
Beam Therapeutics, Inc. (a)	449		10,700
Becton Dickinson & Co.	1,263		198,582
BioCryst Pharmaceuticals, Inc. (a)	1,207		11,491
Biogen, Inc. (a)	674		123,564
Biohaven Ltd. (a)	379		3,206
BioLife Solutions, Inc. (a)	211		4,026
BioMarin Pharmaceutical, Inc. (a)	898		50,728
Bio-Rad Laboratories, Inc. - Class A (a)	74		20,628
Bio-Techne Corp.	647		33,812
Boston Scientific Corp. (a)	6,588		413,397
Bridgebio Pharma, Inc. (a)	778		57,774
BrightSpring Health Services, Inc. (a)	563		23,989
Bristol-Myers Squibb Co.	8,736		529,838
Brookdale Senior Living, Inc. (a)	621		8,495
Bruker Corp.	331		11,956
Capricor Therapeutics, Inc. (a)	278		8,451
Cardinal Health, Inc.	1,061		224,200
CareDx, Inc. (a)	240		4,166
Caris Life Sciences, Inc. (a)	565		10,102
Castle Biosciences, Inc. (a)	171		4,198
Catalyst Pharmaceuticals, Inc. (a)	507		12,553
Celcuity, Inc. (a)	127		14,496
Celldex Therapeutics, Inc. (a)	262		8,311
Cencora, Inc.	822		258,223
Centene Corp. (a)	2,171		71,079
Certara, Inc. (a)	668		3,808
CG Oncology, Inc. (a)	159		10,761
Charles River Laboratories International, Inc. (a)	210		36,225
Chemed Corp.	58		21,909
Cigna Group	1,195		318,766
Cogent Biosciences, Inc. (a)	536		20,631
Collegium Pharmaceutical, Inc. (a)	187		6,184
Concentra Group Holdings Parent, Inc.	633		13,578
Concert Pharmaceuticals, Inc. (a)(c)	9,764		0
CONMED Corp.	169		5,976
Cooper Cos., Inc. (a)	917		65,566
Corcept Therapeutics, Inc. (a)	430		17,333
CorMedix, Inc. (a)(b)	581		3,945
CorVel Corp. (a)	123		6,722
Crinetics Pharmaceuticals, Inc. (a)	450		16,344
CRISPR Therapeutics AG (a)(b)	473		22,501
Cross Country Healthcare, Inc. (a)	193		1,814
CryoPort, Inc. (a)	420		3,478
Cullinan Therapeutics, Inc. (a)	281		3,993
CVS Health Corp.	5,744		412,534
Cytokinetics, Inc. (a)	566		37,305
Danaher Corp.	2,915		552,684
DaVita, Inc. (a)	323		49,642
Day One Biopharmaceuticals, Inc. (a)	242		5,188
Definium Therapeutics, Inc. (a)	618		11,680
Denali Therapeutics, Inc. (a)	627		12,038
DENTSPLY SIRONA, Inc.	1,122		13,015
Dexcom, Inc. (a)	1,756		110,277
Dianthus Therapeutics, Inc. (a)	465		39,023
Disc Medicine, Inc. (a)	100		6,394
Doximity, Inc. - Class A (a)	631		14,702
Dyne Therapeutics, Inc. (a)	322		5,838
Edgewise Therapeutics, Inc. (a)	230		7,245
Edwards Lifesciences Corp. (a)	2,567		205,565
Elanco Animal Health, Inc. (a)	2,165		51,808
Elevance Health, Inc.	1,000		292,750
Eli Lilly & Co.	3,724		3,425,223
Embecta Corp.	345		3,050
Enanta Pharmaceuticals, Inc. (a)	103		1,301
Encompass Health Corp.	420		40,627
Enhabit, Inc. (a)	236		3,325
Enovis Corp. (a)	346		7,872
Ensign Group, Inc.	264		53,196
Envista Holdings Corp. (a)	798		20,245
Erasca, Inc. (a)	1,845		29,852
Evolus, Inc. (a)	316		1,299
Exelixis, Inc. (a)	1,135		48,680
EyePoint, Inc. (a)	148		1,908
Fortrea Holdings, Inc. (a)	469		4,418
Fulcrum Therapeutics, Inc. (a)	295		2,263
Fulgent Genetics, Inc. (a)	178		2,830
GE HealthCare Technologies, Inc.	2,062		146,773
GeneDx Holdings Corp. (a)	95		6,101
Gilead Sciences, Inc.	5,443		758,591
Glaukos Corp. (a)	251		27,023
Globus Medical, Inc. - Class A (a)	501		43,166
GRAIL, Inc. (a)	135		6,977
Guardant Health, Inc. (a)	570		52,651
Haemonetics Corp. (a)	250		14,090
Halozyme Therapeutics, Inc. (a)	494		31,927
Harmony Biosciences Holdings, Inc. (a)	168		4,706
Harrow, Inc. (a)	170		5,994
HCA Healthcare, Inc.	741		350,671
HealthEquity, Inc. (a)	351		29,333
HealthStream, Inc.	210		4,349
Henry Schein, Inc. (a)	480		35,376
Hims & Hers Health, Inc. (a)(b)	867		17,999
Hologic, Inc. (a)	1,052		79,521
Humana, Inc.	525		91,030
ICU Medical, Inc. (a)	100		12,915
Ideaya Biosciences, Inc. (a)	217		7,230
IDEXX Laboratories, Inc. (a)	357		200,595
Illumina, Inc. (a)	679		83,694
ImmunityBio, Inc. (a)(b)	3,292		25,250
Immunome, Inc. (a)	251		5,489
Immunovant, Inc. (a)	304		7,551
Incyte Corp. (a)	893		84,049
Indivior Pharmaceuticals, Inc. (a)	522		15,911
Inhibrx Biosciences, Inc. (a)	38		2,555
Innoviva, Inc. (a)	242		5,639
Inogen, Inc. (a)	213		1,316
Insmed, Inc. (a)	936		153,055
Inspire Medical Systems, Inc. (a)	141		7,273
Insulet Corp. (a)	322		67,568
Integer Holdings Corp. (a)	148		13,024
Integra LifeSciences Holdings Corp. (a)	378		3,561
Intellia Therapeutics, Inc. (a)	617		7,910
Intuitive Surgical, Inc. (a)	1,595		735,279
Ionis Pharmaceuticals, Inc. (a)	700		52,563
IQVIA Holdings, Inc. (a)	765		130,463
iRadimed Corp.	165		15,883
IRhythm Holdings, Inc. (a)	125		14,753
Janux Therapeutics, Inc. (a)	167		2,321
Jazz Pharmaceuticals PLC (a)	258		48,775
Johnson & Johnson	10,526		2,572,975
Keros Therapeutics, Inc. (a)	124		1,369
Kiniksa Pharmaceuticals International PLC (a)	106		5,104
Kodiak Sciences, Inc. (a)	182		6,938
Krystal Biotech, Inc. (a)	108		27,899
Kura Oncology, Inc. (a)	403		3,276
Kymera Therapeutics, Inc. (a)	271		22,572
Labcorp Holdings, Inc.	389		103,789
Lantheus Holdings, Inc. (a)	358		27,154
LeMaitre Vascular, Inc.	104		11,354
LENZ Therapeutics, Inc. (a)	51		467
LifeStance Health Group, Inc. (a)	653		4,160
Ligand Pharmaceuticals, Inc. (a)	100		19,965
Liquidia Corp. (a)	233		8,793
LivaNova PLC (a)	258		16,399
Madrigal Pharmaceuticals, Inc. (a)	97		50,777
Masimo Corp. (a)	220		39,131
McKesson Corp.	555		480,275
Medpace Holdings, Inc. (a)	99		47,539
Medtronic PLC	5,736		497,024
Merck & Co., Inc.	10,885		1,309,357
Merit Medical Systems, Inc. (a)	298		20,541
Mesa Laboratories, Inc.	34		3,006
Mettler-Toledo International, Inc. (a)	91		114,769
MiMedx Group, Inc. (a)	749		2,959
Mineralys Therapeutics, Inc. (a)	226		6,122
Mirum Pharmaceuticals, Inc. (a)	146		13,487
Moderna, Inc. (a)	1,664		84,531
Molina Healthcare, Inc. (a)	227		30,259
Monte Rosa Therapeutics, Inc. (a)	107		1,760
Myriad Genetics, Inc. (a)	450		2,025
Natera, Inc. (a)	585		116,994
National HealthCare Corp.	67		10,700
National Research Corp.	128		2,173
Nektar Therapeutics (a)	127		9,138
Neogen Corp. (a)	1,159		10,767
NeoGenomics, Inc. (a)	690		5,120
Neurocrine Biosciences, Inc. (a)	429		56,516
Novavax, Inc. (a)	757		6,162
Nurix Therapeutics, Inc. (a)	394		6,107
Nuvalent, Inc. - Class A (a)	204		20,900
Nuvation Bio, Inc. (a)	737		3,162
Ocular Therapeutix, Inc. (a)	426		3,608
Olema Pharmaceuticals, Inc. (a)	354		5,278
OmniAb, Inc. (a)(c)	42		0
OmniAb, Inc. (a)(c)	42		0
Omnicell, Inc. (a)	252		8,412
Option Care Health, Inc. (a)	718		19,329
Organon & Co.	1,281		7,673
Orthofix Medical, Inc. (a)	298		3,418
OrthoPediatrics Corp. (a)	105		1,666
Oruka Therapeutics, Inc. (a)	719		35,267
Pacira BioSciences, Inc. (a)	279		6,305
PACS Group, Inc. (a)	243		7,805
Pediatrix Medical Group, Inc. (a)	516		11,037
Pennant Group, Inc. (a)	150		4,572
Penumbra, Inc. (a)(b)	159		52,211
Pfizer, Inc.	24,634		691,723
Phibro Animal Health Corp. - Class A	3		166
Phreesia, Inc. (a)	360		3,017
Praxis Precision Medicines, Inc. (a)	92		29,642
Prestige Consumer Healthcare, Inc. (a)	271		16,062
Privia Health Group, Inc. (a)	611		12,568
PROCEPT BioRobotics Corp. (a)	284		7,103
Progyny, Inc. (a)	390		6,622
Protagonist Therapeutics, Inc. (a)	308		32,463
Prothena Corp. PLC (a)	257		2,498
PTC Therapeutics, Inc. (a)	372		25,344
Quanterix Corp. (a)	228		803
Quest Diagnostics, Inc.	507		99,362
QuidelOrtho Corp. (a)	264		4,338
RadNet, Inc. (a)	270		15,090
Regeneron Pharmaceuticals, Inc.	466		360,050
REGENXBIO, Inc. (a)	218		1,827
Relay Therapeutics, Inc. (a)	2,989		29,741
Repligen Corp. (a)	151		17,791
ResMed, Inc.	662		148,606
Revolution Medicines, Inc. (a)	747		72,646
Revvity, Inc.	488		42,754
Rhythm Pharmaceuticals, Inc. (a)	279		24,265
Rigel Pharmaceuticals, Inc. (a)	555		15,007
Royalty Pharma PLC - Class A	1,530		73,394
RxSight, Inc. (a)	228		1,404
Sanofi SA (a)(c)	155		0
Sarepta Therapeutics, Inc. (a)	463		10,075
Scholar Rock Holding Corp. (a)	328		16,124
Schrodinger, Inc. (a)	309		3,510
Select Medical Holdings Corp.	415		6,760
SI-BONE, Inc. (a)	281		3,549
Simulations Plus, Inc. (a)	97		1,147
Sionna Therapeutics, Inc. (a)	168		6,735
Soleno Therapeutics, Inc. (a)	173		5,792
Solventum Corp. (a)	699		45,645
Sotera Health Co. (a)	601		8,618
Spyre Therapeutics, Inc. (a)	352		17,755
STAAR Surgical Co. (a)	280		5,236
STERIS PLC	447		98,845
Stoke Therapeutics, Inc. (a)	190		6,186
Stryker Corp.	1,601		526,073
Summit Therapeutics, Inc. (a)	514		9,745
Supernus Pharmaceuticals, Inc. (a)	275		14,215
Surgery Partners, Inc. (a)	422		5,030
Syndax Pharmaceuticals, Inc. (a)	387		9,040
Tandem Diabetes Care, Inc. (a)	348		6,671
Tarsus Pharmaceuticals, Inc. (a)	201		14,100
Taysha Gene Therapies, Inc. (a)	736		3,290
Teladoc Health, Inc. (a)	839		4,573
Teleflex, Inc.	176		21,051
Tempus AI, Inc. - Class A (a)	460		20,801
Tenet Healthcare Corp. (a)	378		71,332
Terns Pharmaceuticals, Inc. (a)	424		22,353
TG Therapeutics, Inc. (a)	745		24,749
Theravance Biopharma, Inc. (a)	897		14,558
Thermo Fisher Scientific, Inc.	1,631		801,685
Tilray Brands, Inc. (a)(b)	1,411		9,129
Tonix Pharmaceuticals Holding Corp. (a)	76		1,045
TransMedics Group, Inc. (a)	156		15,508
Travere Therapeutics, Inc. (a)	326		9,685
Trevi Therapeutics, Inc. (a)	555		6,621
TruBridge, Inc. (a)	100		1,464
Twist Bioscience Corp. (a)	376		17,868
Ultragenyx Pharmaceutical, Inc. (a)	353		7,395
United Therapeutics Corp. (a)	204		120,968
UnitedHealth Group, Inc.	3,995		1,081,007
Universal Health Services, Inc. - Class B	257		45,995
UroGen Pharma Ltd. (a)	325		5,844
US Physical Therapy, Inc.	93		6,971
Vanda Pharmaceuticals, Inc. (a)	481		3,324
Varex Imaging Corp. (a)	282		2,992
Vaxcyte, Inc. (a)	665		38,643
Veeva Systems, Inc. - Class A (a)	673		118,219
Vera Therapeutics, Inc. (a)	198		7,966
Veracyte, Inc. (a)	272		8,761
Vericel Corp. (a)	230		7,399
Vertex Pharmaceuticals, Inc. (a)	1,117		498,785
Viatris, Inc.	5,098		68,874
Viking Therapeutics, Inc. (a)	461		15,001
Vir Biotechnology, Inc. (a)	580		5,197
Viridian Therapeutics, Inc. (a)	473		9,252
Waters Corp. (a)	431		128,352
Waystar Holding Corp. (a)	553		13,333
West Pharmaceutical Services, Inc.	332		83,212
Xencor, Inc. (a)	269		3,244
Xeris Biopharma Holdings, Inc. (a)	791		4,588
Zimmer Biomet Holdings, Inc.	871		78,756
Zoetis, Inc.	2,011		237,720
Zymeworks, Inc. (a)	387		9,690
			27,815,913

Industrials - 10.3%
3M Co.	2,460		357,266
A O Smith Corp.	126		8,308
AAON, Inc.	321		26,563
AAR Corp. (a)	262		28,679
ABM Industries, Inc.	247		9,514
ACCO Brands Corp.	825		2,475
Acuity, Inc.	134		37,549
ACV Auctions, Inc. - Class A (a)	684		2,900
Advanced Drainage Systems, Inc.	302		41,413
Aebi Schmidt Holding AG	78		757
AECOM	575		48,771
AeroVironment, Inc. (a)	199		36,427
AGCO Corp.	299		34,645
Air Lease Corp.	501		32,535
Alaska Air Group, Inc. (a)	634		23,318
Albany International Corp. - Class A	165		8,615
Allegiant Travel Co. (a)	73		5,916
Allegion PLC	404		58,697
Allison Transmission Holdings, Inc.	402		47,058
Amentum Holdings, Inc. (a)	893		23,289
Ameresco, Inc. - Class A (a)	181		4,615
American Airlines Group, Inc. (a)	3,510		37,697
American Superconductor Corp. (a)	181		6,127
American Woodmark Corp. (a)	101		4,023
AMETEK, Inc.	1,037		222,291
Amprius Technologies, Inc. (a)	631		10,639
API Group Corp. (a)	1,522		61,671
Applied Industrial Technologies, Inc.	175		46,431
ArcBest Corp.	109		10,721
Archer Aviation, Inc. - Class A (a)	2,607		13,478
Arcosa, Inc.	200		21,228
Argan, Inc.	47		25,599
Armstrong World Industries, Inc.	178		29,334
Array Technologies, Inc. (a)	750		5,422
Astec Industries, Inc.	92		4,953
Astronics Corp. (a)	67		4,471
ATI, Inc. (a)	608		88,440
Atkore, Inc.	202		11,900
Atmus Filtration Technologies, Inc.	330		18,734
Automatic Data Processing, Inc.	1,805		366,740
Avis Budget Group, Inc. (a)(b)	148		21,586
Axon Enterprise, Inc. (a)	331		140,572
AZZ, Inc.	130		16,267
Barrett Business Services, Inc.	96		2,801
Bloom Energy Corp. - Class A (a)	946		128,174
Blue Bird Corp. (a)	138		7,837
Boeing Co. (a)	3,259		648,639
Boise Cascade Co.	148		11,226
Booz Allen Hamilton Holding Corp.	547		42,682
Brady Corp. - Class A	166		13,486
BrightView Holdings, Inc. (a)	204		2,405
Brink's Co.	213		22,073
Broadridge Financial Solutions, Inc.	525		85,302
Brookfield Business Corp. - Class A	269		8,511
Builders FirstSource, Inc. (a)	488		40,177
BWX Technologies, Inc.	403		82,409
CACI International, Inc. - Class A (a)	96		52,212
Cadre Holdings, Inc.	61		1,871
Carlisle Cos., Inc.	194		64,722
Carpenter Technology Corp.	204		80,407
Carrier Global Corp.	3,638		204,856
Casella Waste Systems, Inc. - Class A (a)	276		21,898
Caterpillar, Inc.	2,062		1,460,845
CBIZ, Inc. (a)	220		5,907
CECO Environmental Corp. (a)	71		4,230
CH Robinson Worldwide, Inc.	522		86,689
Chart Industries, Inc. (a)	200		41,350
Cimpress PLC (a)	90		6,570
Cintas Corp.	1,522		257,431
Clarivate PLC (a)	26,620		67,349
Clean Harbors, Inc. (a)	221		63,367
CNH Industrial NV	4,157		45,727
Columbus McKinnon Corp.	101		1,468
Comfort Systems USA, Inc.	157		216,501
Concentrix Corp.	159		4,350
Construction Partners, Inc. - Class A (a)	212		23,557
Copart, Inc. (a)	3,963		131,572
Core & Main, Inc. - Class A (a)	848		41,891
CRA International, Inc.	15		2,428
Crane Co.	241		41,211
CSW Industrials, Inc.	73		19,022
CSX Corp.	8,405		345,025
Cummins, Inc.	605		325,502
Curtiss-Wright Corp.	172		117,153
Deere & Co.	1,073		604,421
Delta Air Lines, Inc.	2,782		184,947
Deluxe Corp.	200		5,508
DNOW, Inc. (a)	669		7,968
Donaldson Co., Inc.	501		42,520
Douglas Dynamics, Inc.	169		7,113
Dover Corp.	618		128,822
Ducommun, Inc. (a)	100		12,200
DXP Enterprises, Inc. (a)	65		9,082
Dycom Industries, Inc. (a)	124		42,014
Eaton Corp. PLC	1,698		607,324
EMCOR Group, Inc.	200		147,662
Emerson Electric Co.	2,499		327,419
Energy Recovery, Inc. (a)	281		2,830
EnerSys	151		26,232
Enovix Corp. (a)	914		4,734
Enpro, Inc.	84		21,055
Enviri Corp. (a)	209		4,101
Eos Energy Enterprises, Inc. (a)	1,317		6,532
Equifax, Inc.	550		99,038
Esab Corp.	280		27,065
ESCO Technologies, Inc.	102		28,700
Everus Construction Group, Inc. (a)	225		26,563
ExlService Holdings, Inc. (a)	721		21,954
Expeditors International of Washington, Inc.	612		87,657
Exponent, Inc.	255		16,639
Fastenal Co.	5,195		241,048
Federal Signal Corp.	261		28,225
FedEx Corp.	968		344,782
Ferguson Enterprises, Inc.	894		208,534
First Advantage Corp. (a)	366		4,304
Flowserve Corp.	584		42,930
Fluence Energy, Inc. (a)	251		3,454
Fluor Corp. (a)	677		31,582
Fortive Corp.	1,464		80,930
Fortune Brands Innovations, Inc.	489		19,056
FTAI Aviation Ltd.	453		110,985
FTAI Infrastructure, Inc.	259		1,279
FTI Consulting, Inc. (a)	132		23,334
Gates Industrial Corp. PLC (a)	1,190		26,906
GATX Corp.	168		28,684
GE Vernova, Inc.	1,182		1,031,768
Genco Shipping & Trading Ltd.	206		4,645
Generac Holdings, Inc. (a)	272		53,130
General Dynamics Corp.	1,137		390,241
General Electric Co.	4,626		1,312,720
Genpact Ltd.	713		26,559
Gibraltar Industries, Inc. (a)	138		5,502
Global Industrial Co.	10		315
Gorman-Rupp Co.	58		3,604
Graco, Inc.	784		66,366
Granite Construction, Inc.	205		24,575
Great Lakes Dredge & Dock Corp. (a)	105		1,785
Greenbrier Cos., Inc.	109		5,739
Griffon Corp.	156		11,338
GXO Logistics, Inc. (a)	480		24,888
Healthcare Services Group, Inc. (a)	375		6,956
Heartland Express, Inc.	340		3,536
HEICO Corp.	182		49,904
HEICO Corp. - Class A	296		62,483
Helios Technologies, Inc.	150		9,706
Herc Holdings, Inc.	164		16,327
Hertz Global Holdings, Inc. (a)(b)	1,622		7,477
Hexcel Corp.	320		25,898
Hillman Solutions Corp. (a)	977		8,129
HNI Corp.	274		9,149
Honeywell International, Inc.	2,819		637,179
Howmet Aerospace, Inc.	1,774		408,836
Hub Group, Inc. - Class A	286		10,307
Hubbell, Inc.	239		117,287
Huntington Ingalls Industries, Inc.	174		66,103
Huron Consulting Group, Inc. (a)	65		8,287
Hyster-Yale, Inc.	62		2,016
IDEX Corp.	332		62,931
IES Holdings, Inc. (a)	80		38,118
Illinois Tool Works, Inc.	1,291		336,034
Ingersoll Rand, Inc.	1,774		142,133
Innodata, Inc. (a)	175		6,758
Insperity, Inc.	190		5,138
Insteel Industries, Inc.	55		1,849
Interface, Inc.	189		4,710
Intuitive Machines, Inc. (a)(b)	343		6,366
ITT, Inc.	362		68,972
Jacobs Solutions, Inc.	539		68,604
Janus International Group, Inc. (a)	533		2,745
JB Hunt Transport Services, Inc.	367		77,767
JBT Marel Corp.	207		26,469
JetBlue Airways Corp. (a)	159		703
Joby Aviation, Inc. (a)	1,971		16,280
Johnson Controls International PLC	2,896		379,231
Karman Holdings, Inc. (a)	482		38,584
KBR, Inc.	652		24,033
Kelly Services, Inc. - Class A	233		2,062
Kennametal, Inc.	304		10,984
Kforce, Inc.	69		2,018
Kirby Corp. (a)	214		28,436
Knight-Swift Transportation Holdings, Inc.	748		43,070
Korn Ferry	285		17,941
Kratos Defense & Security Solutions, Inc. (a)	758		53,447
L3Harris Technologies, Inc.	769		265,420
Landstar System, Inc.	171		27,413
Leidos Holdings, Inc.	595		92,534
Lennox International, Inc.	140		64,978
Leonardo DRS, Inc.	613		27,291
Limbach Holdings, Inc. (a)	29		2,263
Lincoln Electric Holdings, Inc.	235		58,534
Liquidity Services, Inc. (a)	105		3,210
Loar Holdings, Inc. (a)	322		18,447
Lockheed Martin Corp.	997		602,577
Lyft, Inc. - Class A (a)	1,606		21,360
Manitowoc Co., Inc. (a)	268		3,122
ManpowerGroup, Inc.	256		7,542
Masco Corp.	975		58,861
MasTec, Inc. (a)	282		90,731
Masterbrand, Inc. (a)	726		6,033
Matson, Inc.	111		18,197
Maximus, Inc.	236		15,128
McGrath RentCorp	114		12,572
Mercury Systems, Inc. (a)	258		18,811
Middleby Corp. (a)	237		31,421
MillerKnoll, Inc.	460		6,652
Modine Manufacturing Co. (a)	228		49,410
Montrose Environmental Group, Inc. (a)	185		4,050
Moog, Inc. - Class A	133		38,921
MSA Safety, Inc.	149		24,429
Mueller Industries, Inc.	503		55,732
Mueller Water Products, Inc. - Class A	721		19,820
MYR Group, Inc. (a)	77		21,739
NANO Nuclear Energy, Inc. (a)(b)	196		4,014
Nextpower, Inc. - Class A (a)	624		75,223
Nordson Corp.	225		59,863
Norfolk Southern Corp.	1,019		292,453
Northrop Grumman Corp.	611		416,849
NPK International, Inc. (a)	100		1,449
NuScale Power Corp. (a)	494		5,355
nVent Electric PLC	727		85,990
Old Dominion Freight Line, Inc.	811		158,469
OPENLANE, Inc. (a)	342		9,969
Oshkosh Corp.	312		45,930
Otis Worldwide Corp.	1,782		137,357
Owens Corning	133		14,393
PACCAR, Inc.	2,342		270,501
Parker-Hannifin Corp.	558		499,544
Parsons Corp. (a)	517		28,006
Paychex, Inc.	1,463		134,772
Paycom Software, Inc.	214		26,010
Paylocity Holding Corp. (a)	266		28,739
Pentair PLC	686		59,757
Pitney Bowes, Inc.	1,050		11,602
Planet Labs PBC (a)	1,070		29,906
Powell Industries, Inc.	40		21,643
Primoris Services Corp.	238		34,044
Proto Labs, Inc. (a)	130		7,413
Quanex Building Products Corp.	112		2,013
Quanta Services, Inc.	657		360,706
QXO, Inc. (a)	2,825		54,861
RB Global, Inc.	830		79,555
RBC Bearings, Inc. (a)	145		78,752
Red Cat Holdings, Inc. (a)(b)	92		1,204
Regal Rexnord Corp.	296		55,429
Republic Services, Inc.	905		198,213
Resideo Technologies, Inc. (a)	580		19,552
Resources Connection, Inc.	200		746
Robert Half, Inc.	493		12,522
Rocket Lab Corp. (a)	2,030		130,367
Rockwell Automation, Inc.	507		181,952
Rollins, Inc.	1,298		69,326
RTX Corp.	5,835		1,125,571
Rush Enterprises, Inc. - Class A	206		13,619
RXO, Inc. (a)	636		9,298
Ryder System, Inc.	162		33,163
Saia, Inc. (a)	109		38,290
Science Applications International Corp.	253		24,015
Sensata Technologies Holding PLC	503		17,716
Shoals Technologies Group, Inc. - Class A (a)	971		6,389
Simpson Manufacturing Co., Inc.	183		31,406
SiteOne Landscape Supply, Inc. (a)	196		26,090
SkyWest, Inc. (a)	327		30,028
Snap-on, Inc.	238		86,446
Southwest Airlines Co.	2,376		89,266
SPX Technologies, Inc. (a)	191		38,189
SS&C Technologies Holdings, Inc.	915		61,827
StandardAero, Inc. (a)	967		24,978
Standex International Corp.	50		12,743
Stanley Black & Decker, Inc.	650		46,189
Sterling Infrastructure, Inc. (a)	125		50,909
Sun Country Airlines Holdings, Inc. (a)	326		5,386
Sunrun, Inc. (a)	1,045		14,170
Symbotic, Inc. (a)	224		11,917
Terex Corp.	568		33,569
Tetra Tech, Inc.	1,265		38,102
Textron, Inc.	708		61,992
Thermon Group Holdings, Inc. (a)	89		4,486
Timken Co.	302		30,372
Titan International, Inc. (a)	375		2,591
Titan Machinery, Inc. (a)	167		2,792
Toro Co.	415		38,778
Trane Technologies PLC	944		393,403
Transcat, Inc. (a)	59		4,334
TransDigm Group, Inc.	246		285,104
TransUnion	882		61,026
Trex Co., Inc. (a)	524		19,084
TriNet Group, Inc.	236		8,597
Trinity Industries, Inc.	359		11,553
TrueBlue, Inc. (a)	55		215
Tutor Perini Corp.	200		15,438
Uber Technologies, Inc. (a)	8,590		617,879
UFP Industries, Inc.	262		24,135
U-Haul Holding Co.	28		1,251
UL Solutions, Inc.	300		25,713
UniFirst Corp.	86		21,637
Union Pacific Corp.	2,651		643,186
United Airlines Holdings, Inc. (a)	1,554		143,077
United Parcel Service, Inc. - Class B	3,348		329,376
United Rentals, Inc.	285		207,640
Upwork, Inc. (a)	481		5,272
V2X, Inc. (a)	108		7,398
Valmont Industries, Inc.	92		36,760
Veralto Corp.	1,134		100,268
Verisk Analytics, Inc.	608		115,368
Verra Mobility Corp. (a)	778		11,118
Vertiv Holdings Co. - Class A	1,583		396,668
Vestis Corp.	703		5,526
Vicor Corp. (a)	89		14,329
Voyager Technologies, Inc. - Class A (a)	242		5,660
VSE Corp.	105		19,362
Wabash National Corp.	195		1,681
Waste Management, Inc.	1,675		384,898
Watsco, Inc.	166		60,389
Watts Water Technologies, Inc. - Class A	128		37,157
WESCO International, Inc.	221		60,470
Westinghouse Air Brake Technologies Corp.	748		186,933
Willdan Group, Inc. (a)	64		4,900
WillScot Mobile Mini Holdings Corp.	927		16,093
Woodward, Inc.	249		89,122
WW Grainger, Inc.	200		218,162
Xometry, Inc. - Class A (a)	195		7,964
XPO, Inc. (a)	497		96,691
Xylem, Inc.	1,085		129,657
Zurn Elkay Water Solutions Corp.	730		32,733
			28,651,899

Information Technology - 30.4% (d)
A10 Networks, Inc.	327		7,560
Accenture PLC - Class A	2,700		535,383
ACI Worldwide, Inc. (a)	417		17,101
ACM Research, Inc. - Class A (a)	161		6,335
Adeia, Inc.	458		11,006
Adobe, Inc. (a)	1,811		440,218
ADTRAN Holdings, Inc. (a)	374		4,705
Advanced Energy Industries, Inc.	173		55,829
Advanced Micro Devices, Inc. (a)	7,071		1,438,454
Aehr Test Systems (a)	132		4,895
Agilysys, Inc. (a)	128		9,106
Akamai Technologies, Inc. (a)	646		74,193
Alarm.com Holdings, Inc. (a)	253		10,927
Alkami Technology, Inc. (a)	304		4,764
Allegro MicroSystems, Inc. (a)	616		19,422
Alpha & Omega Semiconductor Ltd. (a)	148		3,280
Ambarella, Inc. (a)	160		8,236
Amdocs Ltd.	509		33,217
Amkor Technology, Inc.	340		15,310
Amphenol Corp. - Class A	5,217		659,168
Amplitude, Inc. - Class A (a)	314		2,141
Analog Devices, Inc.	2,127		676,684
Appfolio, Inc. - Class A (a)	93		14,677
Appian Corp. - Class A (a)	213		5,135
Apple, Inc.	64,895		16,469,702
Applied Digital Corp. (a)	960		22,790
Applied Materials, Inc.	3,453		1,180,201
Applied Optoelectronics, Inc. (a)	226		19,117
AppLovin Corp. - Class A (a)	943		375,314
Arista Networks, Inc. (a)	4,643		570,068
Arlo Technologies, Inc. (a)	613		8,723
Arrow Electronics, Inc. (a)	207		29,686
Asana, Inc. - Class A (a)	399		2,554
ASGN, Inc. (a)	250		9,678
Astera Labs, Inc. (a)	558		61,157
Atlassian Corp. - Class A (a)	724		49,413
Aurora Innovation, Inc. (a)	7,877		32,453
Autodesk, Inc. (a)	965		231,021
AvePoint, Inc. (a)	419		3,985
Avnet, Inc.	309		19,041
Axcelis Technologies, Inc. (a)	150		13,962
Badger Meter, Inc.	134		20,415
Belden, Inc.	167		19,177
Benchmark Electronics, Inc.	136		7,624
Bentley Systems, Inc. - Class B	649		22,793
BigBear.ai Holdings, Inc. (a)(b)	1,349		4,748
BILL Holdings, Inc. (a)	358		13,711
Bitdeer Technologies Group (a)(b)	318		2,751
BitMine Immersion Technologies, Inc.	748		14,795
Blackbaud, Inc. (a)	200		7,722
BlackLine, Inc. (a)	240		8,880
Box, Inc. - Class A (a)	708		16,737
Braze, Inc. - Class A (a)	253		5,973
Broadcom, Inc.	20,182		6,246,531
C3.ai, Inc. - Class A (a)	589		4,959
Cadence Design Systems, Inc. (a)	1,211		336,501
Calix, Inc. (a)	308		15,089
CCC Intelligent Solutions Holdings, Inc. (a)	2,807		16,842
CDW Corp./DE	589		71,281
CEVA, Inc. (a)	176		3,288
Ciena Corp. (a)	614		238,373
Cipher Digital, Inc. (a)	1,195		15,380
Circle Internet Group, Inc. (a)	636		60,681
Cirrus Logic, Inc. (a)	224		32,395
Cisco Systems, Inc.	17,337		1,345,178
Cleanspark, Inc. (a)	1,185		10,084
Clear Secure, Inc. - Class A	415		20,090
Clearfield, Inc. (a)	62		1,641
Clearwater Analytics Holdings, Inc. - Class A (a)	1,094		25,873
Cloudflare, Inc. - Class A (a)	1,374		283,511
Cognex Corp.	725		35,518
Cognizant Technology Solutions Corp. - Class A	2,186		134,111
Coherent Corp. (a)	722		171,988
Cohu, Inc. (a)	226		6,920
Commvault Systems, Inc. (a)	190		14,799
Consensus Cloud Solutions, Inc. (a)	108		2,564
Core Scientific, Inc. (a)	1,454		21,752
CoreWeave, Inc. - Class A (a)	1,576		122,093
Corning, Inc.	3,272		444,894
Corsair Gaming, Inc. (a)	381		2,115
Crane NXT Co.	260		10,553
Credo Technology Group Holding Ltd. (a)	675		63,362
Crowdstrike Holdings, Inc. - Class A (a)	1,082		422,424
CTS Corp.	112		5,349
Daktronics, Inc. (a)	321		6,276
Datadog, Inc. - Class A (a)	1,395		164,680
Dell Technologies, Inc. - Class C	1,409		231,259
Diebold Nixdorf, Inc. (a)	188		14,183
Digi International, Inc. (a)	182		8,772
Digimarc Corp. (a)	114		560
DigitalOcean Holdings, Inc. (a)	270		23,161
Diodes, Inc. (a)	233		15,905
Docusign, Inc. (a)	875		41,484
Dolby Laboratories, Inc. - Class A	300		18,018
Domo, Inc. - Class B (a)	254		777
Dropbox, Inc. - Class A (a)	789		17,926
D-Wave Quantum, Inc. (a)	1,416		20,433
DXC Technology Co. (a)	797		10,018
Dynatrace, Inc. (a)	1,345		49,738
eGain Corp. (a)	150		1,184
Elastic NV (a)	381		19,046
Enphase Energy, Inc. (a)	663		25,068
Entegris, Inc.	670		78,551
EPAM Systems, Inc. (a)	261		35,339
ePlus, Inc.	132		9,933
Everpure, Inc. - Class A (a)	1,398		82,538
Evolv Technologies Holdings, Inc. (a)	186		1,125
Extreme Networks, Inc. (a)	685		10,330
F5, Inc. (a)	264		76,383
Fabrinet (a)	161		83,965
Fair Isaac Corp. (a)	104		111,024
Fastly, Inc. - Class A (a)	589		17,116
Figma, Inc. - Class A (a)	5,624		118,891
First Solar, Inc. (a)	465		91,726
Five9, Inc. (a)	321		4,870
Flex Ltd. (a)	1,629		106,634
FormFactor, Inc. (a)	299		29,000
Fortinet, Inc. (a)	2,900		236,988
Freshworks, Inc. - Class A (a)	748		6,006
Gartner, Inc. (a)	327		51,777
Gen Digital, Inc.	2,454		46,209
Gitlab, Inc. - Class A (a)	561		12,140
GLOBALFOUNDRIES, Inc. (a)	378		16,813
Globant SA (a)	152		7,009
GoDaddy, Inc. - Class A (a)	628		51,917
GPGI, Inc.	58		992
Grid Dynamics Holdings, Inc. (a)	258		1,471
Guidewire Software, Inc. (a)	391		58,478
Hackett Group, Inc.	40		520
Harmonic, Inc. (a)	547		4,912
Hewlett Packard Enterprise Co.	5,826		138,717
HP, Inc.	4,268		81,988
HubSpot, Inc. (a)	230		56,143
Hut 8 Corp. (a)	425		19,937
Ichor Holdings Ltd. (a)	183		8,530
Impinj, Inc. (a)	115		11,811
Insight Enterprises, Inc. (a)	129		8,644
Intapp, Inc. (a)	328		8,426
Intel Corp. (a)	18,936		835,646
InterDigital, Inc.	121		36,542
International Business Machines Corp.	4,067		985,800
Intuit, Inc.	1,169		505,452
IonQ, Inc. (a)	1,259		36,297
IPG Photonics Corp. (a)	131		15,011
Itron, Inc. (a)	213		19,091
Jabil, Inc.	458		121,659
Keysight Technologies, Inc. (a)	759		214,319
Kimball Electronics, Inc. (a)	204		4,833
KLA Corp.	569		837,801
Klaviyo, Inc. - Class A (a)	324		6,305
Knowles Corp. (a)	458		11,761
Kulicke & Soffa Industries, Inc.	303		19,913
Kyndryl Holdings, Inc. (a)	1,009		13,238
Lam Research Corp.	5,504		1,175,985
Lattice Semiconductor Corp. (a)	565		52,409
Life360, Inc. (a)(b)	316		12,899
Littelfuse, Inc.	119		40,383
Lumentum Holdings, Inc. (a)	297		208,720
MACOM Technology Solutions Holdings, Inc. (a)	287		63,734
Manhattan Associates, Inc. (a)	273		36,342
MARA Holdings, Inc. (a)	1,667		13,603
Marvell Technology, Inc.	3,793		375,697
MaxLinear, Inc. (a)	475		8,260
Methode Electronics, Inc.	233		1,286
MicroAlgo, Inc. (a)	31		108
Microchip Technology, Inc.	2,381		153,836
Micron Technology, Inc.	4,911		1,659,132
Microsoft Corp.	32,054		11,865,429
Mirion Technologies, Inc. (a)	888		16,508
Mitek Systems, Inc. (a)	85		1,148
MKS, Inc.	295		67,794
MongoDB, Inc. (a)	349		85,425
Monolithic Power Systems, Inc.	209		228,510
Motorola Solutions, Inc.	734		318,534
N-able, Inc. (a)	173		808
Napco Security Technologies, Inc.	177		6,972
Navitas Semiconductor Corp. (a)	815		7,148
nCino, Inc. (a)	590		8,838
NCR Voyix Corp. (a)	640		4,051
NetApp, Inc.	918		93,994
NETGEAR, Inc. (a)	50		1,092
NetScout Systems, Inc. (a)	295		9,378
NextNav, Inc. (a)	199		3,188
nLight, Inc. (a)	205		11,689
Novanta, Inc. (a)	179		21,142
Nutanix, Inc. - Class A (a)	1,223		46,486
NVIDIA Corp.	102,019		17,792,114
NXP Semiconductors NV	1,060		208,672
Okta, Inc. (a)	790		62,181
ON Semiconductor Corp. (a)	1,815		112,385
Ondas, Inc. (a)(b)	1,146		10,360
Onestream, Inc. (a)	313		7,512
Onto Innovation, Inc. (a)	197		40,399
Oracle Corp.	7,125		1,048,159
OSI Systems, Inc. (a)	67		17,789
Ouster, Inc. (a)	258		4,739
PagerDuty, Inc. (a)	430		2,670
Palantir Technologies, Inc. - Class A (a)	9,494		1,388,782
Palo Alto Networks, Inc. (a)	3,398		544,767
PAR Technology Corp. (a)	233		3,106
PDF Solutions, Inc. (a)	190		6,215
Pegasystems, Inc.	710		30,218
Penguin Solutions, Inc. (a)	139		2,446
Photronics, Inc. (a)	241		9,739
Plexus Corp. (a)	130		26,330
Porch Group, Inc. (a)	121		868
Power Integrations, Inc.	280		14,336
Procore Technologies, Inc. (a)	475		27,075
Progress Software Corp. (a)	200		5,130
PTC, Inc. (a)	532		75,805
Q2 Holdings, Inc. (a)	314		14,852
Qnity Electronics, Inc.	949		109,496
Qorvo, Inc. (a)	404		31,270
QUALCOMM, Inc.	4,640		597,539
Qualys, Inc. (a)	138		12,123
Quantum Computing, Inc. (a)	707		4,843
Ralliant Corp.	534		22,209
Rambus, Inc. (a)	462		39,746
Rapid7, Inc. (a)	324		1,785
Rigetti Computing, Inc. (a)	1,362		19,122
RingCentral, Inc. - Class A	260		9,669
Riot Platforms, Inc. (a)	1,533		18,948
Rogers Corp. (a)	57		6,118
Roper Technologies, Inc.	481		170,207
Rubrik, Inc. - Class A (a)	488		23,897
SailPoint, Inc. (a)	176		2,330
Salesforce, Inc.	4,030		752,280
Samsara, Inc. - Class A (a)	1,255		39,771
Sandisk Corp./DE (a)	610		387,557
Sanmina Corp. (a)	260		33,706
ScanSource, Inc. (a)	70		2,541
Seagate Technology Holdings PLC	938		367,471
SEMrush Holdings, Inc. - Class A (a)	145		1,731
Semtech Corp. (a)	419		32,217
SentinelOne, Inc. - Class A (a)	1,285		16,551
ServiceNow, Inc. (a)	4,476		467,966
ServiceTitan, Inc. - Class A (a)	210		13,327
Silicon Laboratories, Inc. (a)	143		29,765
SiTime Corp. (a)	99		34,190
Skyworks Solutions, Inc.	696		37,271
Snowflake, Inc. - Class A (a)	1,453		219,141
SoundHound AI, Inc. - Class A (a)(b)	1,535		10,545
Sprinklr, Inc. - Class A (a)	487		2,922
Sprout Social, Inc. - Class A (a)	244		1,391
SPS Commerce, Inc. (a)	157		8,740
Strategy, Inc. - Class A (a)	1,182		147,514
Super Micro Computer, Inc. (a)	2,296		52,280
Synaptics, Inc. (a)	208		14,568
Synopsys, Inc. (a)	816		323,528
TD SYNNEX Corp.	338		57,024
TE Connectivity PLC	1,311		274,025
Teledyne Technologies, Inc. (a)	207		125,237
Tenable Holdings, Inc. (a)	539		9,117
Teradata Corp. (a)	534		13,686
Teradyne, Inc.	719		213,155
Terawulf, Inc. (a)	1,375		19,841
Texas Instruments, Inc.	3,929		762,776
Trimble, Inc. (a)	1,034		67,448
TTM Technologies, Inc. (a)	488		47,541
Twilio, Inc. - Class A (a)	675		84,928
Tyler Technologies, Inc. (a)	201		68,818
Ubiquiti, Inc.	15		11,854
UiPath, Inc. - Class A (a)	2,042		22,666
Ultra Clean Holdings, Inc. (a)	240		14,923
Unity Software, Inc. (a)	1,533		33,634
Universal Display Corp.	221		20,257
Varonis Systems, Inc. (a)	458		9,833
Veeco Instruments, Inc. (a)	337		11,411
VeriSign, Inc.	428		106,298
Vertex, Inc. - Class A (a)	276		3,282
Viasat, Inc. (a)	490		22,442
Viavi Solutions, Inc. (a)	1,177		39,171
Vishay Intertechnology, Inc.	598		10,764
Vistance Networks, Inc. (a)	861		15,670
Vontier Corp.	620		21,991
Weave Communications, Inc. (a)	328		1,515
Western Digital Corp.	1,439		389,235
Workday, Inc. - Class A (a)	978		127,062
Workiva, Inc. (a)	259		15,444
Xperi, Inc. (a)	319		1,786
Yext, Inc. (a)(b)	383		1,471
Zebra Technologies Corp. - Class A (a)	235		49,134
Zeta Global Holdings Corp. - Class A (a)	1,049		16,700
Zoom Communications, Inc. - Class A (a)	1,195		96,066
Zscaler, Inc. (a)	441		61,868
			84,478,610

Materials - 2.4%
Air Products and Chemicals, Inc.	1,006		292,233
Albemarle Corp.	521		93,535
Alcoa Corp.	1,088		72,167
Alpha Metallurgical Resources, Inc. (a)	55		11,290
Amcor PLC	2,095		83,276
Amrize Ltd. (a)	2,309		129,350
AptarGroup, Inc.	314		39,570
Ashland, Inc.	249		13,847
Avery Dennison Corp.	327		56,466
Avient Corp.	483		17,533
Axalta Coating Systems Ltd. (a)	1,074		29,750
Balchem Corp.	171		28,981
Ball Corp.	1,225		72,410
Cabot Corp.	255		19,204
Caledonia Mining Corp. PLC	1,172		26,476
Celanese Corp.	561		36,897
Century Aluminum Co. (a)	341		20,013
CF Industries Holdings, Inc.	725		94,134
Chemours Co.	824		18,153
Clearwater Paper Corp. (a)	130		1,869
Cleveland-Cliffs, Inc. (a)	2,008		16,968
Coeur Mining, Inc. (a)	3,048		57,211
Commercial Metals Co.	556		34,155
Compass Minerals International, Inc. (a)	222		5,184
Corteva, Inc.	3,054		255,650
CRH PLC	2,990		314,309
Crown Holdings, Inc.	468		46,917
Dow, Inc.	2,830		117,870
DuPont de Nemours, Inc.	1,898		86,928
Eagle Materials, Inc.	136		25,765
Eastman Chemical Co.	316		24,117
Ecolab, Inc.	1,126		299,539
Ecovyst, Inc. (a)	550		7,073
Element Solutions, Inc.	1,063		36,291
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	500		0
FMC Corp.	599		10,315
Freeport-McMoRan, Inc.	6,389		375,545
Graphic Packaging Holding Co.	1,499		14,900
Greif, Inc. - Class A	91		6,103
Hawkins, Inc.	94		14,438
HB Fuller Co.	268		16,530
Hecla Mining Co.	2,975		55,424
Huntsman Corp.	909		12,099
Ingevity Corp. (a)	207		14,745
International Flavors & Fragrances, Inc.	1,131		82,054
International Paper Co.	2,375		84,788
Ivanhoe Electric, Inc. / US (a)	618		7,305
James Hardie Industries PLC (a)	2,483		47,028
Kaiser Aluminum Corp.	53		6,387
Knife River Corp. (a)	278		22,699
Koppers Holdings, Inc.	156		6,034
Linde PLC	2,018		1,000,444
Louisiana-Pacific Corp.	332		24,153
LSB Industries, Inc. (a)	333		4,962
LyondellBasell Industries NV - Class A	1,114		89,744
Magnera Corp. (a)	159		1,512
Martin Marietta Materials, Inc.	225		132,453
Materion Corp.	93		13,452
McEwen, Inc. (a)(b)	14		286
Metallus, Inc. (a)	104		1,699
Minerals Technologies, Inc.	180		12,766
Mosaic Co.	1,420		36,210
MP Materials Corp. (a)	552		26,640
Myers Industries, Inc.	200		4,236
NewMarket Corp.	33		21,151
Newmont Corp.	4,713		510,182
Nucor Corp.	1,036		175,188
O-I Glass, Inc. (a)	647		6,800
Olin Corp.	601		17,868
Packaging Corp. of America	415		88,071
Perimeter Solutions, Inc. (a)	692		16,899
Perpetua Resources Corp. (a)	506		14,229
PPG Industries, Inc.	1,031		110,193
PureCycle Technologies, Inc. (a)	865		4,489
Quaker Chemical Corp.	74		9,193
Ramaco Resources, Inc. (a)	203		3,138
Reliance, Inc.	246		74,764
Royal Gold, Inc.	374		95,179
RPM International, Inc.	553		54,968
Ryerson Holding Corp.	234		5,260
Scotts Miracle-Gro Co.	175		10,642
Sealed Air Corp.	666		28,005
Sensient Technologies Corp.	198		17,115
Sherwin-Williams Co.	1,029		329,846
Silgan Holdings, Inc.	400		15,520
Smurfit Westrock PLC	2,273		90,579
Solstice Advanced Materials, Inc.	720		54,835
Sonoco Products Co.	473		25,585
Southern Copper Corp.	361		62,121
Steel Dynamics, Inc.	598		107,640
Stepan Co.	97		4,848
SunCoke Energy, Inc.	555		3,613
Sylvamo Corp.	0	(e)	0
TriMas Corp.	223		8,015
United States Antimony Corp. (a)(b)	176		1,537
United States Lime & Minerals, Inc.	20		2,612
USA Rare Earth, Inc. (a)	443		6,705
Vulcan Materials Co.	567		154,394
Warrior Met Coal, Inc.	276		25,709
Westlake Corp.	157		18,341
Worthington Steel, Inc.	191		5,797
			6,791,113

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	1,343		181,923
Compass, Inc. - Class A (a)	2,826		20,658
CoStar Group, Inc. (a)	1,946		78,502
Cushman & Wakefield Ltd. (a)	1,086		13,314
eXp World Holdings, Inc.	290		1,737
Forestar Group, Inc. (a)	47		1,149
Howard Hughes Holdings, Inc. (a)	236		14,929
Jones Lang LaSalle, Inc. (a)	210		63,907
Marcus & Millichap, Inc.	126		3,350
Newmark Group, Inc. - Class A	765		11,467
Opendoor Technologies, Inc. (a)	2,892		13,535
St Joe Co.	268		16,831
Tejon Ranch Co. (a)	50		942
Zillow Group, Inc. - Class A (a)	247		10,223
Zillow Group, Inc. - Class C (a)	761		31,490
			463,957

Utilities - 2.5%
AES Corp.	2,261		31,857
Alliant Energy Corp.	1,154		82,811
Ameren Corp.	1,239		136,191
American Electric Power Co., Inc.	2,358		309,087
American Water Works Co., Inc.	925		125,883
Atmos Energy Corp.	709		130,966
Black Hills Corp.	353		24,502
CenterPoint Energy, Inc.	2,981		128,660
Chesapeake Utilities Corp.	102		12,890
Clearway Energy, Inc. - Class A	90		3,525
Clearway Energy, Inc. - Class C	471		18,506
CMS Energy Corp.	1,358		105,354
Consolidated Edison, Inc.	1,840		208,251
Consolidated Water Co. Ltd.	846		28,020
Constellation Energy Corp.	1,328		370,844
Dominion Energy, Inc.	3,873		239,429
DTE Energy Co.	934		136,569
Duke Energy Corp.	3,464		453,576
Edison International	1,747		127,845
Entergy Corp.	1,989		223,484
Evergy, Inc.	1,059		86,753
Eversource Energy	1,645		113,966
Exelon Corp.	4,542		222,649
FirstEnergy Corp.	2,580		130,703
Genie Energy Ltd. - Class B	2,403		33,978
Hawaiian Electric Industries, Inc. (a)	566		8,399
IDACORP, Inc.	68		9,722
MDU Resources Group, Inc.	900		18,648
MGE Energy, Inc.	151		11,671
Middlesex Water Co.	66		3,435
National Fuel Gas Co.	360		33,826
New Jersey Resources Corp.	429		23,561
NextEra Energy, Inc.	9,192		853,753
NiSource, Inc.	2,075		96,820
Northwest Natural Holding Co.	223		11,868
NRG Energy, Inc.	802		117,204
OGE Energy Corp.	308		14,772
Oklo, Inc. (a)	486		24,101
ONE Gas, Inc.	287		24,719
Ormat Technologies, Inc.	300		33,576
PG&E Corp.	9,935		174,558
Pinnacle West Capital Corp.	595		59,946
Portland General Electric Co.	535		28,232
PPL Corp.	3,325		127,015
Public Service Enterprise Group, Inc.	2,265		183,352
Sempra	3,086		299,867
Southern Co.	4,906		473,527
Southwest Gas Holdings, Inc.	325		28,243
Spire, Inc.	291		26,347
Talen Energy Corp. (a)	213		67,996
TXNM Energy, Inc.	480		28,061
UGI Corp.	939		34,198
Unitil Corp.	106		5,537
Vistra Corp.	1,542		231,809
WEC Energy Group, Inc.	1,707		197,619
Xcel Energy, Inc.	2,682		213,058
York Water Co.	128		3,898
			6,955,637
TOTAL COMMON STOCKS (Cost $54,982,002)			270,454,840

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares		Value
Financials - 0.1%
Adamas Trust, Inc.	627		4,615
AGNC Investment Corp.	4,753		47,673
Annaly Capital Management, Inc.	2,914		61,631
Apollo Commercial Real Estate Finance, Inc.	709		7,487
Arbor Realty Trust, Inc. (b)	831		6,407
ARMOUR Residential REIT, Inc.	309		5,154
Blackstone Mortgage Trust, Inc. - Class A	829		15,875
BrightSpire Capital, Inc.	637		3,567
Chimera Investment Corp.	392		4,920
Dynex Capital, Inc.	405		5,168
Franklin BSP Realty Trust, Inc.	422		3,583
HA Sustainable Infrastructure Capital, Inc.	726		26,681
Invesco Mortgage Capital, Inc.	242		1,955
KKR Real Estate Finance Trust, Inc.	295		1,805
Ladder Capital Corp.	559		5,461
MFA Financial, Inc.	505		4,838
Orchid Island Capital, Inc. (b)	160		1,125
PennyMac Mortgage Investment Trust	450		5,247
Redwood Trust, Inc.	692		3,882
Rithm Capital Corp.	2,404		22,790
Starwood Property Trust, Inc.	1,518		26,140
TPG RE Finance Trust, Inc.	306		2,390
Two Harbors Investment Corp.	282		3,220
			271,614

Industrials - 0.0% (f)
CoreCivic, Inc. (a)	374		7,072
GEO Group, Inc. (a)	632		10,624
			17,696

Real Estate - 2.2%
Agree Realty Corp.	480		36,182
AH Realty Trust, Inc.	467		2,569
Alexandria Real Estate Equities, Inc.	722		33,515
American Assets Trust, Inc.	228		4,198
American Healthcare REIT, Inc.	742		34,993
American Homes 4 Rent - Class A	1,168		32,611
American Tower Corp.	1,958		337,912
Americold Realty Trust, Inc.	1,314		15,058
Apartment Investment and Management Co. - Class A	826		3,362
AvalonBay Communities, Inc.	656		107,158
Brixmor Property Group, Inc.	1,250		36,000
Broadstone Net Lease, Inc.	915		16,717
BRT Apartments Corp.	1,951		26,026
Camden Property Trust	717		70,022
CareTrust REIT, Inc.	1,101		40,352
CBL & Associates Properties, Inc.	204		7,840
Centerspace	64		3,677
Community Healthcare Trust, Inc.	154		2,447
COPT Defense Properties	501		15,331
Cousins Properties, Inc.	1,392		31,417
Crown Castle, Inc.	1,973		160,425
Digital Realty Trust, Inc.	1,548		278,965
Easterly Government Properties, Inc.	250		5,358
EastGroup Properties, Inc.	223		41,275
Empire State Realty Trust, Inc. - Class A	745		3,874
EPR Properties	296		14,788
Equinix, Inc.	442		433,266
Equity LifeStyle Properties, Inc.	896		55,928
Equity Residential	1,905		112,681
Essential Properties Realty Trust, Inc.	830		25,199
Essex Property Trust, Inc.	283		68,486
Extra Space Storage, Inc.	932		122,213
First Industrial Realty Trust, Inc.	645		37,313
Gaming and Leisure Properties, Inc.	1,308		58,036
Gladstone Commercial Corp.	312		3,566
Gladstone Land Corp.	269		2,744
Global Net Lease, Inc.	842		7,881
Healthcare Realty Trust, Inc.	1,656		28,135
Healthpeak Properties, Inc.	3,113		51,147
Highwoods Properties, Inc.	510		10,919
Host Hotels & Resorts, Inc.	4,383		83,978
Independence Realty Trust, Inc.	942		14,026
Innovative Industrial Properties, Inc.	456		22,873
Invitation Homes, Inc.	2,893		71,891
Iron Mountain, Inc.	1,348		137,685
JBG SMITH Properties	141		2,060
Kilroy Realty Corp.	1,317		37,153
Kimco Realty Corp.	4,227		94,981
Kite Realty Group Trust	1,127		27,668
Lamar Advertising Co. - Class A	366		46,358
Macerich Co.	1,161		21,943
Medical Properties Trust, Inc. (b)	1,593		7,376
Mid-America Apartment Communities, Inc.	539		65,823
Millrose Properties, Inc.	959		26,852
National Storage Affiliates Trust	434		16,379
NET Lease Office Properties	74		852
NETSTREIT Corp.	318		5,988
NexPoint Residential Trust, Inc.	152		3,800
NNN REIT, Inc.	936		39,340
Omega Healthcare Investors, Inc.	1,353		59,288
Outfront Media, Inc. (a)	718		19,027
Peakstone Realty Trust	296		6,183
Piedmont Realty Trust, Inc. - Class A	597		3,922
Prologis, Inc.	4,129		545,771
Public Storage	707		191,512
Rayonier, Inc.	1,598		32,951
Realty Income Corp.	4,150		253,897
Regency Centers Corp.	845		63,933
Rexford Industrial Realty, Inc.	1,095		35,839
Ryman Hospitality Properties, Inc.	298		27,496
Safehold, Inc.	300		4,059
Saul Centers, Inc.	18		586
SBA Communications Corp.	484		83,301
Sila Realty Trust, Inc.	300		7,104
Simon Property Group, Inc.	1,425		265,805
SITE Centers Corp.	202		1,091
SL Green Realty Corp. (b)	357		13,188
Smartstop Self Storage REIT, Inc.	214		6,480
STAG Industrial, Inc.	838		30,218
Sun Communities, Inc.	552		69,530
Tanger, Inc.	583		19,810
Terreno Realty Corp.	509		31,263
UDR, Inc.	1,219		41,178
UMH Properties, Inc.	256		3,694
Ventas, Inc.	2,009		164,296
Veris Residential, Inc.	312		5,887
VICI Properties, Inc.	4,743		129,579
Vornado Realty Trust	895		23,261
Welltower, Inc.	2,883		569,998
Weyerhaeuser Co.	3,409		83,282
WP Carey, Inc.	927		62,999
			5,963,040
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,924,229)			6,252,350

RIGHTS - 0.0% (f)	Shares		Value
ABIOMED, Inc. (a)(c)	239		0
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00 (a)(c)	277		0
Concentra Biosciences LLC, Expires 09/02/2026, Exercise Price $1.00 (a)(c)	258		0
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00 (a)(c)	193		0
INVESTINDUSTRIAL ADVISOR-CVR, Expires 02/10/2027, Exercise Price $1.00 (a)(c)	298		0
Novo Nordisk AS(a)(c)	269		0
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (a)(c) Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	244 320		0 0
Supernus Pharmaceuticals, Inc., Expires 08/01/2026, Exercise Price $3.50 (a)(c)	300		0
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	3,650		0
Zimmer Biomet Holdings, Inc., Expires 04/21/2026, Exercise Price $1.00 (a)(c)	316		0
TOTAL RIGHTS (Cost $0)			0

WARRANTS - 0.0% (f)	Contracts		Value
Real Estate - 0.0% (f)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $13.00 (a)	0	(e)	0
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $17.00 (a)	0	(e)	0
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00 (a)	0	(e)	0
TOTAL WARRANTS (Cost $0)			0

TOTAL INVESTMENTS - 99.5% (Cost $57,906,231)			276,707,190
Money Market Deposit Account - 0.7% (g)(h)			1,893,470
Liabilities in Excess of Other Assets - (0.2)%			(440,222)
TOTAL NET ASSETS - 100.0%			$278,160,438

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $368,416.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Rounds to zero.
(f)	Represents less than 0.05% of net assets.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $360,163 which represented 0.1% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Wilshire 5000 Index SM Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1		Level 2	Level 3		Total
Investments:
Common Stocks	$270,454,840		$–	$0	(a)	$270,454,840
Real Estate Investment Trusts	6,252,350		–	–		6,252,350
Rights	–		–	0	(a)	0	(a)
Warrants	0	(a)	–	–		0	(a)
Total Investments	$276,707,190		$–	$0		$276,707,190

Refer to the Schedule of Investments for further disaggregation of investment categories. (a) Amount is less than $0.50.